UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Semi-Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2035 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Investment Grade Bond Fund	11.9
Fidelity Series Government Bond Index Fund	11.6
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Treasury Bill Index Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Government Money Market Fund 4.42%	2.3
81.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,476	218,521
Fidelity Series Commodity Strategy Fund (a)	1,215	127,312
Fidelity Series Large Cap Growth Index Fund (a)	9,425	138,178
Fidelity Series Large Cap Stock Fund (a)	8,516	152,008
Fidelity Series Large Cap Value Index Fund (a)	19,534	283,445
Fidelity Series Small Cap Core Fund (a)	49	525
Fidelity Series Small Cap Opportunities Fund (a)	5,496	70,185
Fidelity Series Value Discovery Fund (a)	6,878	104,541
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,047,672)		1,094,715

International Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,609	136,828
Fidelity Series Emerging Markets Fund (a)	10,705	91,634
Fidelity Series Emerging Markets Opportunities Fund (a)	48,864	841,926
Fidelity Series International Growth Fund (a)	19,360	302,985
Fidelity Series International Index Fund (a)	11,351	126,219
Fidelity Series International Small Cap Fund (a)	5,923	94,356
Fidelity Series International Value Fund (a)	27,842	301,249
Fidelity Series Overseas Fund (a)	25,627	302,655
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,142,925)		2,197,852

Bond Funds - 70.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	363,679	3,400,405
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,977	103,166
Fidelity Series Corporate Bond Fund (a)	144,394	1,341,417
Fidelity Series Emerging Markets Debt Fund (a)	11,754	89,097
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,222	29,227
Fidelity Series Floating Rate High Income Fund (a)	1,901	16,961
Fidelity Series Government Bond Index Fund (a)	211,710	1,979,491
Fidelity Series High Income Fund (a)	11,095	92,200
Fidelity Series International Credit Fund (a)	952	7,613
Fidelity Series International Developed Markets Bond Index Fund (a)	78,302	671,051
Fidelity Series Investment Grade Bond Fund (a)	199,732	2,033,267
Fidelity Series Investment Grade Securitized Fund (a)	155,020	1,418,435
Fidelity Series Long-Term Treasury Bond Index Fund (a)	121,160	757,248
Fidelity Series Real Estate Income Fund (a)	3,268	32,644
TOTAL BOND FUNDS (Cost $13,230,504)		11,972,222

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	386,228	386,228
Fidelity Series Short-Term Credit Fund (a)	32,625	314,828
Fidelity Series Treasury Bill Index Fund (a)	111,804	1,112,453
TOTAL SHORT-TERM FUNDS (Cost $1,827,768)		1,813,509

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,248,869)	17,078,298
NET OTHER ASSETS (LIABILITIES) - 0.0%	(440)
NET ASSETS - 100.0%	17,077,858

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,604,910	525,085	466,262	172,655	(12,300)	(251,028)	3,400,405
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,229	96,741	8,828	6,544	(496)	(2,480)	103,166
Fidelity Series Blue Chip Growth Fund	261,605	64,498	88,731	8,658	(23,155)	4,304	218,521
Fidelity Series Canada Fund	149,361	16,855	30,108	4,006	(846)	1,566	136,828
Fidelity Series Commodity Strategy Fund	272,004	170,821	151,080	146,920	(75,207)	(89,226)	127,312
Fidelity Series Corporate Bond Fund	1,389,346	126,336	137,820	25,638	(11,289)	(25,156)	1,341,417
Fidelity Series Emerging Markets Debt Fund	94,209	7,550	14,587	2,760	(4,523)	6,448	89,097
Fidelity Series Emerging Markets Debt Local Currency Fund	31,314	1,445	5,838	-	(676)	2,982	29,227
Fidelity Series Emerging Markets Fund	114,448	8,901	35,950	2,541	(7,026)	11,261	91,634
Fidelity Series Emerging Markets Opportunities Fund	1,035,222	93,712	329,231	21,274	(80,381)	122,604	841,926
Fidelity Series Floating Rate High Income Fund	17,773	4,466	5,398	668	(292)	412	16,961
Fidelity Series Government Bond Index Fund	2,040,519	236,915	217,954	20,674	(18,764)	(61,225)	1,979,491
Fidelity Series Government Money Market Fund 4.42%	334,931	96,997	45,700	6,428	-	-	386,228
Fidelity Series High Income Fund	97,582	9,158	12,405	3,244	(1,024)	(1,111)	92,200
Fidelity Series International Credit Fund	7,830	303	-	302	-	(520)	7,613
Fidelity Series International Developed Markets Bond Index Fund	721,484	65,882	71,573	4,175	(5,311)	(39,431)	671,051
Fidelity Series International Growth Fund	310,909	44,406	58,406	9,596	(8,706)	14,782	302,985
Fidelity Series International Index Fund	130,186	14,208	25,779	3,078	(3,253)	10,857	126,219
Fidelity Series International Small Cap Fund	95,915	13,288	12,439	5,284	(2,836)	428	94,356
Fidelity Series International Value Fund	308,251	31,457	66,143	9,396	(4,990)	32,674	301,249
Fidelity Series Investment Grade Bond Fund	2,109,226	207,394	214,615	37,845	(16,220)	(52,518)	2,033,267
Fidelity Series Investment Grade Securitized Fund	1,491,968	142,745	148,767	21,560	(9,846)	(57,665)	1,418,435
Fidelity Series Large Cap Growth Index Fund	165,518	29,914	47,234	919	(1,067)	(8,953)	138,178
Fidelity Series Large Cap Stock Fund	181,313	34,950	62,758	10,843	(890)	(607)	152,008
Fidelity Series Large Cap Value Index Fund	346,194	68,688	130,923	9,594	4,031	(4,545)	283,445
Fidelity Series Long-Term Treasury Bond Index Fund	795,851	137,903	111,960	11,101	(15,839)	(48,707)	757,248
Fidelity Series Overseas Fund	312,736	40,013	61,653	5,054	(5,064)	16,623	302,655
Fidelity Series Real Estate Income Fund	56,336	17,647	36,627	3,623	(4,456)	(256)	32,644
Fidelity Series Short-Term Credit Fund	334,147	18,078	36,082	3,408	(782)	(533)	314,828
Fidelity Series Small Cap Opportunities Fund	86,328	10,346	26,000	4,111	(3,435)	2,946	70,185
Fidelity Series Small Cap Core Fund	-	480	-	-	-	45	525
Fidelity Series Treasury Bill Index Fund	1,005,003	224,544	114,965	19,020	(58)	(2,071)	1,112,453
Fidelity Series Value Discovery Fund	127,676	22,876	45,396	5,178	1,551	(2,166)	104,541
	18,048,324	2,584,602	2,821,212	586,097	(313,150)	(420,266)	17,078,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,094,715	1,094,715	-	-

International Equity Funds	2,197,852	2,197,852	-	-

Bond Funds	11,972,222	11,972,222	-	-

Short-Term Funds	1,813,509	1,813,509	-	-
Total Investments in Securities:	17,078,298	17,078,298	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,248,869)	$17,078,298

Total Investment in Securities (cost $18,248,869)		$17,078,298
Cash		14
Receivable for investments sold		175,879
Receivable for fund shares sold		63
Total assets		17,254,254
Liabilities
Payable for investments purchased	$157,277
Payable for fund shares redeemed	12,685
Accrued management fee	6,294
Distribution and service plan fees payable	140
Total Liabilities		176,396
Net Assets		$17,077,858
Net Assets consist of:
Paid in capital		$18,821,698
Total accumulated earnings (loss)		(1,743,840)
Net Assets		$17,077,858

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($679,063 ÷ 12,607.88 shares) (a)		$53.86
Maximum offering price per share (100/94.25 of $53.86)		$57.15
Fidelity Managed Retirement Income :
Net Asset Value , offering price and redemption price per share ($15,496,357 ÷ 287,785.96 shares)		$53.85
Class K :
Net Asset Value , offering price and redemption price per share ($124,423 ÷ 2,310.35 shares)		$53.85
Class K6 :
Net Asset Value , offering price and redemption price per share ($531,200 ÷ 9,862.67 shares)		$53.86
Class I :
Net Asset Value , offering price and redemption price per share ($140,748 ÷ 2,610.58 shares)		$53.91
Class Z6 :
Net Asset Value , offering price and redemption price per share ($106,067 ÷ 1,970.42 shares)		$53.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$549,213
Expenses
Management fee	$38,379
Distribution and service plan fees	837
Independent trustees' fees and expenses	34
Total expenses before reductions	39,250
Expense reductions	(82)
Total expenses after reductions		39,168
Net Investment income (loss)		510,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(313,150)
Capital gain distributions from underlying funds:
Affiliated issuers	36,884
Total net realized gain (loss)		(276,266)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(420,266)
Total change in net unrealized appreciation (depreciation)		(420,266)
Net gain (loss)		(696,532)
Net increase (decrease) in net assets resulting from operations		$(186,487)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$510,045	$512,071
Net realized gain (loss)	(276,266)	154,259
Change in net unrealized appreciation (depreciation)	(420,266)	(2,331,406)
Net increase (decrease) in net assets resulting from operations	(186,487)	(1,665,076)
Distributions to shareholders	(718,225)	(799,835)
Share transactions - net increase (decrease)	(65,351)	(1,238,197)
Total increase (decrease) in net assets	(970,063)	(3,703,108)

Net Assets
Beginning of period	18,047,921	21,751,029
End of period	$17,077,858	$18,047,921

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.44	$57.74	$57.55	$61.00
Income from Investment Operations
Net investment income (loss) A,B	1.495	1.317	.309	.684	1.029	.884
Net realized and unrealized gain (loss)	(2.085)	(6.180)	4.009	3.226	1.594	.494
Total from investment operations	(.590)	(4.863)	4.318	3.910	2.623	1.378
Distributions from net investment income	(1.485)	(1.252)	(.329)	(.776)	(1.047)	(.853)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.120)	(2.087)	(1.238)	(1.210)	(2.433)	(4.828)
Net asset value, end of period	$53.86	$56.57	$63.52	$60.44	$57.74	$57.55
Total Return C,D,E	(.91)%	(7.90)%	7.21%	6.86%	4.78%	2.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.70%	.70%	.71%	.71% I
Expenses net of fee waivers, if any	.70% H	.70%	.70%	.70%	.71%	.71% I
Expenses net of all reductions	.70% H	.70%	.70%	.70%	.71%	.71% I
Net investment income (loss)	5.60% H	2.20%	.50%	1.18%	1.83%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$679	$717	$716	$453	$177	$147
Portfolio turnover rate J	30% H	64%	31%	62% K	68%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.42	$57.73	$57.54	$61.00
Income from Investment Operations
Net investment income (loss) A,B	1.560	1.473	.464	.829	1.170	1.024
Net realized and unrealized gain (loss)	(2.079)	(6.189)	4.011	3.220	1.589	.512
Total from investment operations	(.519)	(4.716)	4.475	4.049	2.759	1.536
Distributions from net investment income	(1.566)	(1.399)	(.466)	(.925)	(1.183)	(1.021)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.201)	(2.234)	(1.375)	(1.359)	(2.569)	(4.996)
Net asset value, end of period	$53.85	$56.57	$63.52	$60.42	$57.73	$57.54
Total Return C,D	(.78)%	(7.68)%	7.48%	7.12%	5.04%	2.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.46%	.47%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.46%	.47%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.46%	.46%
Net investment income (loss)	5.84% G	2.45%	.75%	1.43%	2.08%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$15,496	$16,230	$19,995	$13,965	$6,060	$6,734
Portfolio turnover rate H	30% G	64%	31%	62% I	68%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.59	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.584	1.529	.526	.889
Net realized and unrealized gain (loss)	(2.088)	(6.186)	4.010	3.146
Total from investment operations	(.504)	(4.657)	4.536	4.035
Distributions from net investment income	(1.601)	(1.458)	(.517)	(.981)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.236)	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$53.85	$56.59	$63.54	$60.43
Total Return D	(.75)%	(7.58)%	7.59%	7.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.35% G	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% G	.35%	.35%	.35%
Expenses net of all reductions	.35% G	.35%	.35%	.35%
Net investment income (loss)	5.94% G	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$106	$115	$107
Portfolio turnover rate H	30% G	64%	31%	62% I

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.60	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.615	1.583	.588	.941
Net realized and unrealized gain (loss)	(2.088)	(6.174)	4.005	3.151
Total from investment operations	(.473)	(4.591)	4.593	4.092
Distributions from net investment income	(1.632)	(1.524)	(.554)	(1.048)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.267)	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$53.86	$56.60	$63.55	$60.42
Total Return D,E	(.69)%	(7.48)%	7.69%	7.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% H	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%
Net investment income (loss)	6.04% H	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$531	$711	$539	$434
Portfolio turnover rate I	30% H	64%	31%	62% J

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$56.64	$63.58	$60.48	$57.71	$57.52	$60.99
Income from Investment Operations
Net investment income (loss) A,B	1.565	1.480	.464	.828	1.167	1.025
Net realized and unrealized gain (loss)	(2.097)	(6.193)	4.011	3.233	1.593	.500
Total from investment operations	(.532)	(4.713)	4.475	4.061	2.760	1.525
Distributions from net investment income	(1.563)	(1.392)	(.466)	(.857)	(1.184)	(1.020)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.198)	(2.227)	(1.375)	(1.291)	(2.570)	(4.995)
Net asset value, end of period	$53.91	$56.64	$63.58	$60.48	$57.71	$57.52
Total Return C,D	(.80)%	(7.66)%	7.48%	7.14%	5.04%	2.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.46%	.46% H
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.46%	.46% H
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.46%	.46% H
Net investment income (loss)	5.84% G	2.45%	.75%	1.43%	2.08%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$141	$176	$270	$300	$96	$61
Portfolio turnover rate I	30% G	64%	31%	62% J	68%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.41	$57.79
Income from Investment Operations
Net investment income (loss) B,C	1.612	1.587	.588	.947
Net realized and unrealized gain (loss)	(2.085)	(6.181)	4.008	3.145
Total from investment operations	(.473)	(4.594)	4.596	4.092
Distributions from net investment income	(1.632)	(1.521)	(.577)	(1.038)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.267)	(2.356)	(1.486)	(1.472)
Net asset value, end of period	$53.83	$56.57	$63.52	$60.41
Total Return D	(.69)%	(7.49)%	7.69%	7.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% G	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%
Net investment income (loss)	6.04% G	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$106	$107	$115	$107
Portfolio turnover rate H	30% G	64%	31%	62% I

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement 2010 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.0
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Treasury Bill Index Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	2.2
78.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,892	110,988
Fidelity Series Commodity Strategy Fund (a)	461	48,317
Fidelity Series Large Cap Growth Index Fund (a)	4,787	70,182
Fidelity Series Large Cap Stock Fund (a)	4,325	77,202
Fidelity Series Large Cap Value Index Fund (a)	9,920	143,936
Fidelity Series Small Cap Core Fund (a)	24	260
Fidelity Series Small Cap Opportunities Fund (a)	2,792	35,649
Fidelity Series Value Discovery Fund (a)	3,492	53,081
TOTAL DOMESTIC EQUITY FUNDS (Cost $496,423)		539,615

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,093	58,282
Fidelity Series Emerging Markets Fund (a)	4,335	37,106
Fidelity Series Emerging Markets Opportunities Fund (a)	19,765	340,546
Fidelity Series International Growth Fund (a)	8,244	129,019
Fidelity Series International Index Fund (a)	4,835	53,763
Fidelity Series International Small Cap Fund (a)	2,522	40,169
Fidelity Series International Value Fund (a)	11,855	128,274
Fidelity Series Overseas Fund (a)	10,913	128,878
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $856,528)		916,037

Bond Funds - 67.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	124,548	1,164,523
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,276	97,596
Fidelity Series Corporate Bond Fund (a)	53,107	493,362
Fidelity Series Emerging Markets Debt Fund (a)	4,463	33,828
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,224	11,097
Fidelity Series Floating Rate High Income Fund (a)	713	6,363
Fidelity Series Government Bond Index Fund (a)	77,866	728,050
Fidelity Series High Income Fund (a)	4,211	34,990
Fidelity Series International Credit Fund (a)	655	5,240
Fidelity Series International Developed Markets Bond Index Fund (a)	29,459	252,463
Fidelity Series Investment Grade Bond Fund (a)	73,459	747,817
Fidelity Series Investment Grade Securitized Fund (a)	57,016	521,692
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,836	292,726
Fidelity Series Real Estate Income Fund (a)	1,246	12,447
TOTAL BOND FUNDS (Cost $4,810,344)		4,402,194

Short-Term Funds - 9.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	135,243	135,243
Fidelity Series Short-Term Credit Fund (a)	10,963	105,790
Fidelity Series Treasury Bill Index Fund (a)	38,856	386,616
TOTAL SHORT-TERM FUNDS (Cost $632,223)		627,649

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,795,518)	6,485,495
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100.0%	6,485,359

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,177,959	150,974	79,072	56,805	(3,446)	(81,892)	1,164,523
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	81,140	38,544	11,414	6,270	(741)	(9,933)	97,596
Fidelity Series Blue Chip Growth Fund	131,529	24,878	36,998	4,212	(5,857)	(2,564)	110,988
Fidelity Series Canada Fund	63,755	4,302	10,174	1,672	(257)	656	58,282
Fidelity Series Commodity Strategy Fund	100,692	58,019	51,382	52,719	(27,762)	(31,250)	48,317
Fidelity Series Corporate Bond Fund	495,223	30,176	20,215	9,021	(188)	(11,634)	493,362
Fidelity Series Emerging Markets Debt Fund	34,850	1,527	3,313	1,006	(860)	1,624	33,828
Fidelity Series Emerging Markets Debt Local Currency Fund	11,534	98	1,399	-	(243)	1,107	11,097
Fidelity Series Emerging Markets Fund	45,177	1,983	11,823	990	(1,870)	3,639	37,106
Fidelity Series Emerging Markets Opportunities Fund	409,947	20,650	107,595	8,289	(17,320)	34,864	340,546
Fidelity Series Floating Rate High Income Fund	6,700	334	723	249	(43)	95	6,363
Fidelity Series Government Bond Index Fund	727,371	65,307	37,387	7,284	(1,511)	(25,730)	728,050
Fidelity Series Government Money Market Fund 4.42%	109,031	36,666	10,454	2,126	-	-	135,243
Fidelity Series High Income Fund	36,176	2,166	2,621	1,184	(282)	(449)	34,990
Fidelity Series International Credit Fund	5,389	209	-	208	-	(358)	5,240
Fidelity Series International Developed Markets Bond Index Fund	267,488	14,033	12,948	1,517	(1,604)	(14,506)	252,463
Fidelity Series International Growth Fund	132,711	11,732	18,098	4,006	(3,740)	6,414	129,019
Fidelity Series International Index Fund	55,569	3,248	8,259	1,285	(758)	3,963	53,763
Fidelity Series International Small Cap Fund	40,933	3,666	3,483	2,206	(842)	(105)	40,169
Fidelity Series International Value Fund	131,571	7,198	22,128	3,923	(1,320)	12,953	128,274
Fidelity Series Investment Grade Bond Fund	751,853	53,825	34,919	13,261	(606)	(22,336)	747,817
Fidelity Series Investment Grade Securitized Fund	531,821	37,527	24,783	7,599	(464)	(22,409)	521,692
Fidelity Series Large Cap Growth Index Fund	83,223	10,417	18,901	462	(143)	(4,414)	70,182
Fidelity Series Large Cap Stock Fund	91,164	12,107	25,555	5,447	92	(606)	77,202
Fidelity Series Large Cap Value Index Fund	174,072	21,504	51,845	4,831	3,712	(3,507)	143,936
Fidelity Series Long-Term Treasury Bond Index Fund	301,592	40,165	25,788	4,133	(5,403)	(17,840)	292,726
Fidelity Series Overseas Fund	133,492	10,433	19,977	2,110	(2,785)	7,715	128,878
Fidelity Series Real Estate Income Fund	18,845	3,261	8,160	1,257	(1,080)	(419)	12,447
Fidelity Series Short-Term Credit Fund	108,776	2,194	4,815	1,098	(70)	(295)	105,790
Fidelity Series Small Cap Opportunities Fund	43,997	3,186	11,547	1,990	(589)	602	35,649
Fidelity Series Small Cap Core Fund	-	238	-	-	-	22	260
Fidelity Series Treasury Bill Index Fund	327,268	77,242	17,219	6,267	(17)	(658)	386,616
Fidelity Series Value Discovery Fund	64,198	6,577	17,483	2,599	1,324	(1,535)	53,081
	6,695,046	754,386	710,478	216,026	(74,673)	(178,786)	6,485,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	539,615	539,615	-	-

International Equity Funds	916,037	916,037	-	-

Bond Funds	4,402,194	4,402,194	-	-

Short-Term Funds	627,649	627,649	-	-
Total Investments in Securities:	6,485,495	6,485,495	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,795,518)	$6,485,495

Total Investment in Securities (cost $6,795,518)		$6,485,495
Cash		56
Receivable for investments sold		73,277
Total assets		6,558,828
Liabilities
Payable for investments purchased	$71,021
Accrued management fee	2,386
Distribution and service plan fees payable	62
Total Liabilities		73,469
Net Assets		$6,485,359
Net Assets consist of:
Paid in capital		$6,900,790
Total accumulated earnings (loss)		(415,431)
Net Assets		$6,485,359

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($295,739 ÷ 5,766.87 shares) (a)		$51.28
Maximum offering price per share (100/94.25 of $51.28)		$54.41
Fidelity Managed Retirement 2010 :
Net Asset Value , offering price and redemption price per share ($5,466,001 ÷ 106,502.9 shares)		$51.32
Class K :
Net Asset Value , offering price and redemption price per share ($126,741 ÷ 2,470.54 shares)		$51.30
Class K6 :
Net Asset Value , offering price and redemption price per share ($331,066 ÷ 6,453.87 shares)		$51.30
Class I :
Net Asset Value , offering price and redemption price per share ($102,713 ÷ 2,001.81 shares)		$51.31
Class Z6 :
Net Asset Value , offering price and redemption price per share ($163,099 ÷ 3,179.8 shares)		$51.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$198,802
Expenses
Management fee	$14,110
Distribution and service plan fees	375
Independent trustees' fees and expenses	12
Total expenses before reductions	14,497
Expense reductions	(71)
Total expenses after reductions		14,426
Net Investment income (loss)		184,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(74,673)
Capital gain distributions from underlying funds:
Affiliated issuers	17,224
Total net realized gain (loss)		(57,449)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(178,786)
Total change in net unrealized appreciation (depreciation)		(178,786)
Net gain (loss)		(236,235)
Net increase (decrease) in net assets resulting from operations		$(51,859)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,376	$175,948
Net realized gain (loss)	(57,449)	200,489
Change in net unrealized appreciation (depreciation)	(178,786)	(952,936)
Net increase (decrease) in net assets resulting from operations	(51,859)	(576,499)
Distributions to shareholders	(291,592)	(449,109)
Share transactions - net increase (decrease)	133,904	11,415
Total increase (decrease) in net assets	(209,547)	(1,014,193)

Net Assets
Beginning of period	6,694,906	7,709,099
End of period	$6,485,359	$6,694,906

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.07	$62.41	$58.79	$56.34	$56.78	$63.87
Income from Investment Operations
Net investment income (loss) A,B	1.407	1.275	.342	.777	.979	.808
Net realized and unrealized gain (loss)	(1.925)	(6.182)	5.126	3.204	1.401	1.278
Total from investment operations	(.518)	(4.907)	5.468	3.981	2.380	2.086
Distributions from net investment income	(1.402)	(1.207)	(.379)	(.812)	(1.001)	(.794)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(2.272)	(3.433)	(1.848)	(1.531)	(2.820)	(9.176)
Net asset value, end of period	$51.28	$54.07	$62.41	$58.79	$56.34	$56.78
Total Return C,D,E	(.81)%	(8.32)%	9.46%	7.19%	4.47%	3.60%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.71% H	.71%	.71%	.71%	.75%	.78%
Expenses net of fee waivers, if any	.71% H	.71%	.71%	.71%	.75%	.78%
Expenses net of all reductions	.71% H	.71%	.71%	.71%	.75%	.78%
Net investment income (loss)	5.53% H	2.21%	.56%	1.37%	1.78%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$296	$325	$394	$188	$202	$133
Portfolio turnover rate I	22% H	54%	41%	45%	62%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns for periods of less than one year are not annualized.

D Total returns do not include the effect of the sales charges.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.12	$62.47	$58.82	$56.37	$56.80	$63.88
Income from Investment Operations
Net investment income (loss) A,B	1.470	1.421	.493	.920	1.113	.955
Net realized and unrealized gain (loss)	(1.929)	(6.181)	5.129	3.204	1.402	1.280
Total from investment operations	(.459)	(4.760)	5.622	4.124	2.515	2.235
Distributions from net investment income	(1.471)	(1.364)	(.503)	(.955)	(1.126)	(.933)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(2.341)	(3.590)	(1.972)	(1.674)	(2.945)	(9.315)
Net asset value, end of period	$51.32	$54.12	$62.47	$58.82	$56.37	$56.80
Total Return C,D	(.69)%	(8.08)%	9.73%	7.46%	4.73%	3.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.50%	.53%
Expenses net of fee waivers, if any	.46% G	.46%	.46%	.46%	.50%	.53%
Expenses net of all reductions	.46% G	.46%	.46%	.46%	.50%	.53%
Net investment income (loss)	5.79% G	2.46%	.81%	1.62%	2.02%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$5,466	$5,655	$6,728	$7,144	$9,091	$9,054
Portfolio turnover rate H	22% G	54%	41%	45%	62%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.492	1.474	.554	.976
Net realized and unrealized gain (loss)	(1.924)	(6.173)	5.122	3.182
Total from investment operations	(.432)	(4.699)	5.676	4.158
Distributions from net investment income	(1.498)	(1.425)	(.567)	(1.019)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.368)	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$51.30	$54.10	$62.45	$58.81
Total Return D,E	(.64)%	(7.99)%	9.83%	7.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%
Expenses net of all reductions	.36% H	.36%	.36%	.36%
Net investment income (loss)	5.88% H	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$127	$109	$118	$108
Portfolio turnover rate I	22% H	54%	41%	45%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.521	1.503	.615	1.029
Net realized and unrealized gain (loss)	(1.925)	(6.145)	5.120	3.191
Total from investment operations	(.404)	(4.642)	5.735	4.220
Distributions from net investment income	(1.526)	(1.492)	(.626)	(1.071)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.396)	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$51.30	$54.10	$62.46	$58.82
Total Return D,E	(.58)%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26% H	.26%	.26%	.26%
Expenses net of all reductions	.26% H	.26%	.26%	.26%
Net investment income (loss)	5.99% H	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$331	$337	$174	$160
Portfolio turnover rate I	22% H	54%	41%	45%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.11	$62.46	$58.82	$56.36	$56.79	$63.88
Income from Investment Operations
Net investment income (loss) A,B	1.469	1.417	.493	.919	1.105	.950
Net realized and unrealized gain (loss)	(1.927)	(6.176)	5.120	3.213	1.414	1.280
Total from investment operations	(.458)	(4.759)	5.613	4.132	2.519	2.230
Distributions from net investment income	(1.472)	(1.365)	(.504)	(.953)	(1.130)	(.938)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(2.342)	(3.591)	(1.973)	(1.672)	(2.949)	(9.320)
Net asset value, end of period	$51.31	$54.11	$62.46	$58.82	$56.36	$56.79
Total Return C,D	(.69)%	(8.08)%	9.72%	7.47%	4.74%	3.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.50%	.53%
Expenses net of fee waivers, if any	.46% G	.46%	.46%	.46%	.50%	.53%
Expenses net of all reductions	.46% G	.46%	.46%	.46%	.50%	.53%
Net investment income (loss)	5.78% G	2.46%	.81%	1.62%	2.03%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$103	$103	$113	$113	$110	$35
Portfolio turnover rate H	22% G	54%	41%	45%	62%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.45	$58.81	$56.38
Income from Investment Operations
Net investment income (loss) B,C	1.520	1.532	.614	1.029
Net realized and unrealized gain (loss)	(1.933)	(6.173)	5.122	3.191
Total from investment operations	(.413)	(4.641)	5.736	4.220
Distributions from net investment income	(1.527)	(1.483)	(.627)	(1.071)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.397)	(3.709)	(2.096)	(1.790)
Net asset value, end of period	$51.29	$54.10	$62.45	$58.81
Total Return D,E	(.60)%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26% H	.26%	.26%	.26%
Expenses net of all reductions	.26% H	.26%	.26%	.26%
Net investment income (loss)	5.98% H	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$163	$166	$183	$169
Portfolio turnover rate I	22% H	54%	41%	45%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.4
72.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,412	172,925
Fidelity Series Commodity Strategy Fund (a)	472	49,423
Fidelity Series Large Cap Growth Index Fund (a)	7,459	109,349
Fidelity Series Large Cap Stock Fund (a)	6,739	120,291
Fidelity Series Large Cap Value Index Fund (a)	15,454	224,241
Fidelity Series Small Cap Core Fund (a)	37	399
Fidelity Series Small Cap Opportunities Fund (a)	4,349	55,542
Fidelity Series Value Discovery Fund (a)	5,440	82,680
TOTAL DOMESTIC EQUITY FUNDS (Cost $743,902)		814,850

International Equity Funds - 16.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,133	73,087
Fidelity Series Emerging Markets Fund (a)	5,006	42,848
Fidelity Series Emerging Markets Opportunities Fund (a)	22,778	392,472
Fidelity Series International Growth Fund (a)	10,352	162,010
Fidelity Series International Index Fund (a)	6,063	67,419
Fidelity Series International Small Cap Fund (a)	3,162	50,370
Fidelity Series International Value Fund (a)	14,866	160,849
Fidelity Series Overseas Fund (a)	13,684	161,610
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,028,560)		1,110,665

Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	98,793	923,721
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	28,199	224,184
Fidelity Series Corporate Bond Fund (a)	50,688	470,888
Fidelity Series Emerging Markets Debt Fund (a)	4,569	34,632
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,253	11,362
Fidelity Series Floating Rate High Income Fund (a)	735	6,553
Fidelity Series Government Bond Index Fund (a)	74,364	695,306
Fidelity Series High Income Fund (a)	4,307	35,790
Fidelity Series International Credit Fund (a)	285	2,278
Fidelity Series International Developed Markets Bond Index Fund (a)	30,522	261,575
Fidelity Series Investment Grade Bond Fund (a)	70,155	714,177
Fidelity Series Investment Grade Securitized Fund (a)	54,453	498,247
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,761	311,004
Fidelity Series Real Estate Income Fund (a)	1,276	12,751
TOTAL BOND FUNDS (Cost $4,672,433)		4,202,468

Short-Term Funds - 7.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	112,996	112,996
Fidelity Series Short-Term Credit Fund (a)	8,497	81,995
Fidelity Series Treasury Bill Index Fund (a)	32,048	318,876
TOTAL SHORT-TERM FUNDS (Cost $517,246)		513,867

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,962,141)	6,641,850
NET OTHER ASSETS (LIABILITIES) - 0.0%	(353)
NET ASSETS - 100.0%	6,641,497

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,376	136,787	138,880	45,198	(3,298)	(65,264)	923,721
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	229,067	57,343	33,464	14,100	(3,240)	(25,522)	224,184
Fidelity Series Blue Chip Growth Fund	209,150	36,912	60,857	6,451	(16,494)	4,214	172,925
Fidelity Series Canada Fund	85,646	6,103	19,137	2,128	2,778	(2,303)	73,087
Fidelity Series Commodity Strategy Fund	110,544	64,294	62,428	56,229	(28,259)	(34,728)	49,423
Fidelity Series Corporate Bond Fund	505,723	32,713	55,678	8,675	(2,783)	(9,087)	470,888
Fidelity Series Emerging Markets Debt Fund	38,274	1,617	6,024	1,040	(2,102)	2,867	34,632
Fidelity Series Emerging Markets Debt Local Currency Fund	12,707	196	2,421	-	(449)	1,329	11,362
Fidelity Series Emerging Markets Fund	55,240	2,356	16,798	1,140	(1,884)	3,934	42,848
Fidelity Series Emerging Markets Opportunities Fund	499,014	24,731	151,224	9,566	(18,165)	38,116	392,472
Fidelity Series Floating Rate High Income Fund	7,347	1,580	2,423	254	(117)	166	6,553
Fidelity Series Government Bond Index Fund	742,814	71,977	92,673	7,000	(3,726)	(23,086)	695,306
Fidelity Series Government Money Market Fund 4.42%	91,044	40,151	18,199	1,758	-	-	112,996
Fidelity Series High Income Fund	39,670	2,621	5,731	1,223	(819)	49	35,790
Fidelity Series International Credit Fund	2,343	91	-	90	-	(156)	2,278
Fidelity Series International Developed Markets Bond Index Fund	293,341	21,870	36,672	1,579	(3,142)	(13,822)	261,575
Fidelity Series International Growth Fund	178,276	15,572	35,057	5,096	(1,847)	5,066	162,010
Fidelity Series International Index Fund	74,651	4,312	15,555	1,634	280	3,731	67,419
Fidelity Series International Small Cap Fund	54,975	4,438	7,714	2,806	(262)	(1,067)	50,370
Fidelity Series International Value Fund	176,756	9,048	39,618	4,990	(1,003)	15,666	160,849
Fidelity Series Investment Grade Bond Fund	767,790	62,324	93,181	12,750	(3,068)	(19,688)	714,177
Fidelity Series Investment Grade Securitized Fund	543,101	41,017	63,156	7,303	(3,076)	(19,639)	498,247
Fidelity Series Large Cap Growth Index Fund	132,345	16,385	32,649	726	1,513	(8,245)	109,349
Fidelity Series Large Cap Stock Fund	144,986	17,763	41,998	8,317	1,027	(1,487)	120,291
Fidelity Series Large Cap Value Index Fund	276,852	25,098	78,401	7,606	6,458	(5,766)	224,241
Fidelity Series Long-Term Treasury Bond Index Fund	343,883	42,210	49,799	4,431	(2,867)	(22,423)	311,004
Fidelity Series Overseas Fund	179,321	12,901	36,619	2,684	(106)	6,113	161,610
Fidelity Series Real Estate Income Fund	22,362	2,680	10,609	1,361	(1,187)	(495)	12,751
Fidelity Series Short-Term Credit Fund	90,832	1,955	10,467	862	(293)	(32)	81,995
Fidelity Series Small Cap Opportunities Fund	70,833	4,651	20,101	3,061	(342)	501	55,542
Fidelity Series Small Cap Core Fund	-	365	-	-	-	34	399
Fidelity Series Treasury Bill Index Fund	273,248	79,380	33,209	5,116	(48)	(495)	318,876
Fidelity Series Value Discovery Fund	102,106	9,242	28,403	4,082	2,059	(2,324)	82,680
	7,348,617	850,683	1,299,145	229,256	(84,462)	(173,843)	6,641,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	814,850	814,850	-	-

International Equity Funds	1,110,665	1,110,665	-	-

Bond Funds	4,202,468	4,202,468	-	-

Short-Term Funds	513,867	513,867	-	-
Total Investments in Securities:	6,641,850	6,641,850	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,962,141)	$6,641,850

Total Investment in Securities (cost $6,962,141)		$6,641,850
Cash		5
Receivable for investments sold		77,610
Total assets		6,719,465
Liabilities
Payable for investments purchased	$75,291
Accrued management fee	2,433
Distribution and service plan fees payable	244
Total Liabilities		77,968
Net Assets		$6,641,497
Net Assets consist of:
Paid in capital		$7,126,281
Total accumulated earnings (loss)		(484,784)
Net Assets		$6,641,497

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,180,504 ÷ 23,671.17 shares) (a)		$49.87
Maximum offering price per share (100/94.25 of $49.87)		$52.91
Fidelity Managed Retirement 2015 :
Net Asset Value , offering price and redemption price per share ($4,692,974 ÷ 94,009.53 shares)		$49.92
Class K :
Net Asset Value , offering price and redemption price per share ($129,556 ÷ 2,595.78 shares)		$49.91
Class K6 :
Net Asset Value , offering price and redemption price per share ($253,904 ÷ 5,085.65 shares)		$49.93
Class I :
Net Asset Value , offering price and redemption price per share ($273,392 ÷ 5,476.04 shares)		$49.93
Class Z6 :
Net Asset Value , offering price and redemption price per share ($111,167 ÷ 2,226.06 shares)		$49.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$204,106
Expenses
Management fee	$14,582
Distribution and service plan fees	1,457
Independent trustees' fees and expenses	13
Total expenses before reductions	16,052
Expense reductions	(69)
Total expenses after reductions		15,983
Net Investment income (loss)		188,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(84,462)
Capital gain distributions from underlying funds:
Affiliated issuers	25,150
Total net realized gain (loss)		(59,312)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(173,843)
Total change in net unrealized appreciation (depreciation)		(173,843)
Net gain (loss)		(233,155)
Net increase (decrease) in net assets resulting from operations		$(45,032)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,123	$200,628
Net realized gain (loss)	(59,312)	197,576
Change in net unrealized appreciation (depreciation)	(173,843)	(1,146,423)
Net increase (decrease) in net assets resulting from operations	(45,032)	(748,219)
Distributions to shareholders	(295,000)	(451,806)
Share transactions - net increase (decrease)	(366,723)	(374,012)
Total increase (decrease) in net assets	(706,755)	(1,574,037)

Net Assets
Beginning of period	7,348,252	8,922,289
End of period	$6,641,497	$7,348,252

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.42	$60.51	$55.51	$53.13	$53.98	$64.42
Income from Investment Operations
Net investment income (loss) A,B	1.351	1.241	.335	.690	.887	.739
Net realized and unrealized gain (loss)	(1.726)	(6.395)	6.385	3.244	1.236	1.737
Total from investment operations	(.375)	(5.154)	6.720	3.934	2.123	2.476
Distributions from net investment income	(1.375)	(1.207)	(.369)	(.769)	(.884)	(.726)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(2.175)	(2.936)	(1.720)	(1.554)	(2.973)	(12.916)
Net asset value, end of period	$49.87	$52.42	$60.51	$55.51	$53.13	$53.98
Total Return C,D,E	(.54)%	(8.96)%	12.31%	7.54%	4.26%	4.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.72%	.72%	.78%	.83%
Expenses net of fee waivers, if any	.71% H	.71%	.72%	.72%	.78%	.83%
Expenses net of all reductions	.71% H	.71%	.72%	.72%	.78%	.82%
Net investment income (loss)	5.49% H	2.20%	.58%	1.30%	1.71%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,181	$1,242	$1,461	$1,024	$244	$246
Portfolio turnover rate I	26% H	60%	32%	61%	67%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.47	$60.56	$55.53	$53.11	$53.97	$64.41
Income from Investment Operations
Net investment income (loss) A,B	1.413	1.389	.481	.825	1.017	.879
Net realized and unrealized gain (loss)	(1.728)	(6.410)	6.395	3.250	1.226	1.740
Total from investment operations	(.315)	(5.021)	6.876	4.075	2.243	2.619
Distributions from net investment income	(1.435)	(1.340)	(.495)	(.870)	(1.014)	(.869)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(2.235)	(3.069)	(1.846)	(1.655)	(3.103)	(13.059)
Net asset value, end of period	$49.92	$52.47	$60.56	$55.53	$53.11	$53.97
Total Return C,D	(.42)%	(8.74)%	12.60%	7.83%	4.50%	4.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.47%	.47%	.53%	.58%
Expenses net of fee waivers, if any	.46% G	.46%	.47%	.47%	.53%	.58%
Expenses net of all reductions	.46% G	.46%	.47%	.47%	.53%	.57%
Net investment income (loss)	5.74% G	2.45%	.83%	1.55%	1.96%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$4,693	$4,768	$6,736	$5,155	$4,087	$3,714
Portfolio turnover rate H	26% G	60%	32%	61%	67%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.46	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.435	1.436	.539	.879
Net realized and unrealized gain (loss)	(1.725)	(6.395)	6.392	3.270
Total from investment operations	(.290)	(4.959)	6.931	4.149
Distributions from net investment income	(1.460)	(1.402)	(.550)	(.924)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.260)	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$49.91	$52.46	$60.55	$55.52
Total Return D	(.37)%	(8.64)%	12.71%	7.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36% G	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36% G	.36%	.37%	.37%
Expenses net of all reductions	.36% G	.36%	.37%	.37%
Net investment income (loss)	5.84% G	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$111	$122	$108
Portfolio turnover rate H	26% G	60%	32%	61%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.46	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.488	1.434	.597	.932
Net realized and unrealized gain (loss)	(1.749)	(6.334)	6.391	3.274
Total from investment operations	(.261)	(4.900)	6.988	4.206
Distributions from net investment income	(1.469)	(1.471)	(.607)	(.971)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.269)	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$49.93	$52.46	$60.56	$55.53
Total Return D,E	(.31)%	(8.54)%	12.82%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26% H	.26%	.27%	.27%
Expenses net of all reductions	.25% H	.26%	.27%	.27%
Net investment income (loss)	5.95% H	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$254	$837	$204	$112
Portfolio turnover rate I	26% H	60%	32%	61%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.48	$60.57	$55.54	$53.12	$53.98	$64.42
Income from Investment Operations
Net investment income (loss) A,B	1.413	1.376	.481	.827	1.015	.877
Net realized and unrealized gain (loss)	(1.727)	(6.387)	6.390	3.242	1.227	1.742
Total from investment operations	(.314)	(5.011)	6.871	4.069	2.242	2.619
Distributions from net investment income	(1.436)	(1.350)	(.490)	(.864)	(1.013)	(.869)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(2.236)	(3.079)	(1.841)	(1.649)	(3.102)	(13.059)
Net asset value, end of period	$49.93	$52.48	$60.57	$55.54	$53.12	$53.98
Total Return C,D	(.42)%	(8.72)%	12.59%	7.81%	4.50%	4.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.47%	.47%	.53%	.58%
Expenses net of fee waivers, if any	.46% G	.46%	.47%	.47%	.53%	.58%
Expenses net of all reductions	.46% G	.46%	.47%	.47%	.53%	.57%
Net investment income (loss)	5.74% G	2.45%	.83%	1.55%	1.97%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$273	$279	$278	$274	$287	$185
Portfolio turnover rate H	26% G	60%	32%	61%	67%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.49	$60.58	$55.55	$53.09
Income from Investment Operations
Net investment income (loss) B,C	1.463	1.493	.597	.932
Net realized and unrealized gain (loss)	(1.728)	(6.396)	6.390	3.276
Total from investment operations	(.265)	(4.903)	6.987	4.208
Distributions from net investment income	(1.485)	(1.458)	(.606)	(.963)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.285)	(3.187)	(1.957)	(1.748)
Net asset value, end of period	$49.94	$52.49	$60.58	$55.55
Total Return D,E	(.32)%	(8.54)%	12.81%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26% H	.26%	.27%	.27%
Expenses net of all reductions	.26% H	.26%	.27%	.27%
Net investment income (loss)	5.94% H	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$111	$112	$122	$108
Portfolio turnover rate I	26% H	60%	32%	61%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 16.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	29,438	330,289
Fidelity Series Commodity Strategy Fund (a)	670	70,224
Fidelity Series Large Cap Growth Index Fund (a)	14,247	208,862
Fidelity Series Large Cap Stock Fund (a)	12,872	229,762
Fidelity Series Large Cap Value Index Fund (a)	29,518	428,313
Fidelity Series Small Cap Core Fund (a)	72	770
Fidelity Series Small Cap Opportunities Fund (a)	8,307	106,084
Fidelity Series Value Discovery Fund (a)	10,389	157,919
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,448,326)		1,532,223

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,613	122,654
Fidelity Series Emerging Markets Fund (a)	7,935	67,922
Fidelity Series Emerging Markets Opportunities Fund (a)	36,056	621,239
Fidelity Series International Growth Fund (a)	17,403	272,361
Fidelity Series International Index Fund (a)	10,216	113,601
Fidelity Series International Small Cap Fund (a)	5,315	84,674
Fidelity Series International Value Fund (a)	25,026	270,779
Fidelity Series Overseas Fund (a)	22,985	271,458
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,740,783)		1,824,688

Bond Funds - 58.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99,669	931,907
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	62,341	495,614
Fidelity Series Corporate Bond Fund (a)	66,917	621,662
Fidelity Series Emerging Markets Debt Fund (a)	6,499	49,260
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,782	16,162
Fidelity Series Floating Rate High Income Fund (a)	1,040	9,280
Fidelity Series Government Bond Index Fund (a)	98,174	917,930
Fidelity Series High Income Fund (a)	6,120	50,858
Fidelity Series International Credit Fund (a)	228	1,825
Fidelity Series International Developed Markets Bond Index Fund (a)	43,581	373,485
Fidelity Series Investment Grade Bond Fund (a)	92,617	942,845
Fidelity Series Investment Grade Securitized Fund (a)	71,889	657,782
Fidelity Series Long-Term Treasury Bond Index Fund (a)	73,352	458,452
Fidelity Series Real Estate Income Fund (a)	1,809	18,069
TOTAL BOND FUNDS (Cost $6,239,751)		5,545,131

Short-Term Funds - 5.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	124,534	124,534
Fidelity Series Short-Term Credit Fund (a)	8,202	79,151
Fidelity Series Treasury Bill Index Fund (a)	34,589	344,162
TOTAL SHORT-TERM FUNDS (Cost $551,062)		547,847

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,979,922)	9,449,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	(262)
NET ASSETS - 100.0%	9,449,627

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	973,591	178,150	149,557	45,974	(5,947)	(64,330)	931,907
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	515,293	119,864	70,826	31,264	(9,599)	(59,118)	495,614
Fidelity Series Blue Chip Growth Fund	382,544	75,450	102,416	12,385	(26,950)	1,661	330,289
Fidelity Series Canada Fund	141,395	12,972	32,117	3,599	(233)	637	122,654
Fidelity Series Commodity Strategy Fund	154,277	98,997	90,643	82,694	(48,420)	(43,987)	70,224
Fidelity Series Corporate Bond Fund	653,761	69,358	83,290	11,603	(7,138)	(11,029)	621,662
Fidelity Series Emerging Markets Debt Fund	53,422	3,509	8,561	1,502	(1,536)	2,426	49,260
Fidelity Series Emerging Markets Debt Local Currency Fund	17,731	608	3,376	-	(459)	1,658	16,162
Fidelity Series Emerging Markets Fund	84,756	5,817	25,527	1,783	(4,809)	7,685	67,922
Fidelity Series Emerging Markets Opportunities Fund	765,590	56,272	228,527	15,024	(46,688)	74,592	621,239
Fidelity Series Floating Rate High Income Fund	10,170	2,802	3,755	364	(177)	240	9,280
Fidelity Series Government Bond Index Fund	960,216	130,487	134,810	9,355	(6,473)	(31,490)	917,930
Fidelity Series Government Money Market Fund 4.42%	87,618	48,993	12,077	1,841	-	-	124,534
Fidelity Series High Income Fund	55,379	5,419	8,651	1,764	(997)	(292)	50,858
Fidelity Series International Credit Fund	1,877	73	-	73	-	(125)	1,825
Fidelity Series International Developed Markets Bond Index Fund	409,032	46,720	56,687	2,296	(7,057)	(18,523)	373,485
Fidelity Series International Growth Fund	294,302	34,910	60,937	8,620	(9,078)	13,164	272,361
Fidelity Series International Index Fund	123,237	10,349	26,286	2,765	(2,992)	9,293	113,601
Fidelity Series International Small Cap Fund	90,920	9,197	12,735	4,746	(2,882)	174	84,674
Fidelity Series International Value Fund	291,606	22,771	67,521	8,441	(5,170)	29,093	270,779
Fidelity Series Investment Grade Bond Fund	992,561	118,283	134,724	17,048	(10,298)	(22,977)	942,845
Fidelity Series Investment Grade Securitized Fund	702,080	80,497	92,482	9,761	(7,299)	(25,014)	657,782
Fidelity Series Large Cap Growth Index Fund	242,075	35,853	55,263	1,386	1,488	(15,291)	208,862
Fidelity Series Large Cap Stock Fund	265,195	39,857	74,000	15,879	990	(2,280)	229,762
Fidelity Series Large Cap Value Index Fund	506,406	51,173	129,507	14,530	13,150	(12,909)	428,313
Fidelity Series Long-Term Treasury Bond Index Fund	496,350	73,357	70,413	6,622	(3,073)	(37,769)	458,452
Fidelity Series Overseas Fund	296,030	30,651	64,313	4,540	(5,271)	14,361	271,458
Fidelity Series Real Estate Income Fund	31,887	6,633	17,883	1,971	(1,964)	(604)	18,069
Fidelity Series Short-Term Credit Fund	87,414	4,525	12,375	855	(391)	(22)	79,151
Fidelity Series Small Cap Opportunities Fund	130,081	11,550	35,733	5,853	(4,352)	4,538	106,084
Fidelity Series Small Cap Core Fund	-	704	-	-	-	66	770
Fidelity Series Treasury Bill Index Fund	263,033	141,353	59,622	5,530	(44)	(558)	344,162
Fidelity Series Value Discovery Fund	186,766	22,824	50,885	7,786	3,792	(4,578)	157,919
	10,266,595	1,549,978	1,975,499	337,854	(199,877)	(191,308)	9,449,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,532,223	1,532,223	-	-

International Equity Funds	1,824,688	1,824,688	-	-

Bond Funds	5,545,131	5,545,131	-	-

Short-Term Funds	547,847	547,847	-	-
Total Investments in Securities:	9,449,889	9,449,889	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,979,922)	$9,449,889

Total Investment in Securities (cost $9,979,922)		$9,449,889
Cash		40
Receivable for investments sold		115,472
Receivable for fund shares sold		80
Total assets		9,565,481
Liabilities
Payable for investments purchased	$112,232
Accrued management fee	3,496
Distribution and service plan fees payable	126
Total Liabilities		115,854
Net Assets		$9,449,627
Net Assets consist of:
Paid in capital		$10,293,970
Total accumulated earnings (loss)		(844,343)
Net Assets		$9,449,627

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($614,820 ÷ 12,300.74 shares) (a)		$49.98
Maximum offering price per share (100/94.25 of $49.98)		$53.03
Fidelity Managed Retirement 2020 :
Net Asset Value , offering price and redemption price per share ($7,437,305 ÷ 148,503.22 shares)		$50.08
Class K :
Net Asset Value , offering price and redemption price per share ($132,153 ÷ 2,638.2 shares)		$50.09
Class K6 :
Net Asset Value , offering price and redemption price per share ($929,999 ÷ 18,568.25 shares)		$50.09
Class I :
Net Asset Value , offering price and redemption price per share ($221,585 ÷ 4,422.26 shares)		$50.11
Class Z6 :
Net Asset Value , offering price and redemption price per share ($113,765 ÷ 2,271.03 shares)		$50.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$291,196
Expenses
Management fee	$21,189
Distribution and service plan fees	645
Independent trustees' fees and expenses	18
Total expenses before reductions	21,852
Expense reductions	(71)
Total expenses after reductions		21,781
Net Investment income (loss)		269,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(199,877)
Capital gain distributions from underlying funds:
Affiliated issuers	46,658
Total net realized gain (loss)		(153,219)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(191,308)
Total change in net unrealized appreciation (depreciation)		(191,308)
Net gain (loss)		(344,527)
Net increase (decrease) in net assets resulting from operations		$(75,112)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,415	$299,008
Net realized gain (loss)	(153,219)	175,685
Change in net unrealized appreciation (depreciation)	(191,308)	(1,691,577)
Net increase (decrease) in net assets resulting from operations	(75,112)	(1,216,884)
Distributions to shareholders	(304,760)	(584,790)
Share transactions - net increase (decrease)	(436,839)	(1,268,088)
Total increase (decrease) in net assets	(816,711)	(3,069,762)

Net Assets
Beginning of period	10,266,338	13,336,100
End of period	$9,449,627	$10,266,338

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$51.75	$59.83	$53.77	$51.34	$52.52	$62.67
Income from Investment Operations
Net investment income (loss) A,B	1.320	1.245	.327	.639	.783	.676
Net realized and unrealized gain (loss)	(1.561)	(6.741)	7.664	3.282	1.134	2.152
Total from investment operations	(.241)	(5.496)	7.991	3.921	1.917	2.828
Distributions from net investment income	(1.355)	(1.232)	(.409)	(.754)	(.822)	(.685)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(1.529)	(2.584)	(1.931)	(1.491)	(3.097)	(12.978)
Net asset value, end of period	$49.98	$51.75	$59.83	$53.77	$51.34	$52.52
Total Return C,D,E	(.30)%	(9.62)%	15.15%	7.76%	4.02%	5.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.72%	.72%	.81% I	.87%
Expenses net of fee waivers, if any	.72% H	.72%	.72%	.72%	.81% I	.87%
Expenses net of all reductions	.72% H	.72%	.72%	.72%	.81% I	.87%
Net investment income (loss)	5.40% H	2.22%	.57%	1.26%	1.57%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$615	$509	$678	$155	$20	$17
Portfolio turnover rate J	33% H	67%	35%	69%	86%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$51.84	$59.92	$53.81	$51.35	$52.53	$62.67
Income from Investment Operations
Net investment income (loss) A,B	1.387	1.389	.470	.777	.916	.818
Net realized and unrealized gain (loss)	(1.563)	(6.758)	7.671	3.281	1.125	2.145
Total from investment operations	(.176)	(5.369)	8.141	4.058	2.041	2.963
Distributions from net investment income	(1.410)	(1.359)	(.509)	(.861)	(.946)	(.810)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(1.584)	(2.711)	(2.031)	(1.598)	(3.221)	(13.103)
Net asset value, end of period	$50.08	$51.84	$59.92	$53.81	$51.35	$52.53
Total Return C,D	(.17)%	(9.40)%	15.44%	8.04%	4.28%	5.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.55%	.62%
Expenses net of fee waivers, if any	.47% G	.47%	.47%	.47%	.55%	.62%
Expenses net of all reductions	.47% G	.47%	.47%	.47%	.55%	.61%
Net investment income (loss)	5.65% G	2.47%	.82%	1.51%	1.83%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$7,437	$8,171	$11,460	$6,193	$4,303	$3,139
Portfolio turnover rate H	33% G	67%	35%	69%	86%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.409	1.439	.526	.829
Net realized and unrealized gain (loss)	(1.557)	(6.752)	7.661	3.357
Total from investment operations	(.148)	(5.313)	8.187	4.186
Distributions from net investment income	(1.438)	(1.415)	(.555)	(.909)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.612)	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$50.09	$51.85	$59.93	$53.82
Total Return D,E	(.11)%	(9.31)%	15.53%	8.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37% H	.37%	.37%	.37%
Expenses net of all reductions	.37% H	.37%	.37%	.37%
Net investment income (loss)	5.75% H	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$132	$113	$125	$108
Portfolio turnover rate I	33% H	67%	35%	69%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.438	1.458	.584	.869
Net realized and unrealized gain (loss)	(1.562)	(6.709)	7.661	3.369
Total from investment operations	(.124)	(5.251)	8.245	4.238
Distributions from net investment income	(1.462)	(1.477)	(.613)	(.961)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.636)	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$50.09	$51.85	$59.93	$53.82
Total Return D,E	(.06)%	(9.21)%	15.65%	8.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27% H	.27%	.27%	.27%
Expenses net of all reductions	.27% H	.27%	.27%	.27%
Net investment income (loss)	5.85% H	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$930	$1,110	$628	$406
Portfolio turnover rate I	33% H	67%	35%	69%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$51.87	$59.95	$53.83	$51.35	$52.53	$62.67
Income from Investment Operations
Net investment income (loss) A,B	1.389	1.389	.470	.779	.890	.812
Net realized and unrealized gain (loss)	(1.563)	(6.761)	7.673	3.282	1.148	2.161
Total from investment operations	(.174)	(5.372)	8.143	4.061	2.038	2.973
Distributions from net investment income	(1.412)	(1.356)	(.501)	(.844)	(.943)	(.820)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(1.586)	(2.708)	(2.023)	(1.581)	(3.218)	(13.113)
Net asset value, end of period	$50.11	$51.87	$59.95	$53.83	$51.35	$52.53
Total Return C,D	(.16)%	(9.40)%	15.44%	8.05%	4.27%	5.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.55%	.62%
Expenses net of fee waivers, if any	.47% G	.47%	.47%	.47%	.55%	.62%
Expenses net of all reductions	.47% G	.47%	.47%	.47%	.55%	.61%
Net investment income (loss)	5.65% G	2.47%	.82%	1.51%	1.83%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$222	$249	$320	$212	$291	$28
Portfolio turnover rate H	33% G	67%	35%	69%	86%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.86	$59.94	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.435	1.494	.583	.881
Net realized and unrealized gain (loss)	(1.567)	(6.747)	7.669	3.352
Total from investment operations	(.132)	(5.253)	8.252	4.233
Distributions from net investment income	(1.464)	(1.475)	(.610)	(.956)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.638)	(2.827)	(2.132)	(1.693)
Net asset value, end of period	$50.09	$51.86	$59.94	$53.82
Total Return D,E	(.08)%	(9.21)%	15.66%	8.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27% H	.27%	.27%	.27%
Expenses net of all reductions	.27% H	.27%	.27%	.27%
Net investment income (loss)	5.85% H	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$114	$125	$108
Portfolio turnover rate I	33% H	67%	35%	69%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.2
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.4
66.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 20.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	202,344	2,270,295
Fidelity Series Commodity Strategy Fund (a)	3,667	384,367
Fidelity Series Large Cap Growth Index Fund (a)	97,928	1,435,617
Fidelity Series Large Cap Stock Fund (a)	88,480	1,579,368
Fidelity Series Large Cap Value Index Fund (a)	202,890	2,943,927
Fidelity Series Small Cap Core Fund (a)	501	5,371
Fidelity Series Small Cap Opportunities Fund (a)	57,097	729,131
Fidelity Series Value Discovery Fund (a)	71,419	1,085,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,876,927)		10,433,644

International Equity Funds - 21.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,709	779,051
Fidelity Series Emerging Markets Fund (a)	47,948	410,436
Fidelity Series Emerging Markets Opportunities Fund (a)	217,572	3,748,765
Fidelity Series International Growth Fund (a)	109,999	1,721,484
Fidelity Series International Index Fund (a)	64,640	718,794
Fidelity Series International Small Cap Fund (a)	33,595	535,165
Fidelity Series International Value Fund (a)	158,170	1,711,404
Fidelity Series Overseas Fund (a)	145,605	1,719,590
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,234,926)		11,344,689

Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	322,092	3,011,556
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	462,861	3,679,744
Fidelity Series Corporate Bond Fund (a)	337,841	3,138,542
Fidelity Series Emerging Markets Debt Fund (a)	35,571	269,628
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,757	88,494
Fidelity Series Floating Rate High Income Fund (a)	5,671	50,589
Fidelity Series Government Bond Index Fund (a)	495,653	4,634,357
Fidelity Series High Income Fund (a)	33,484	278,256
Fidelity Series International Credit Fund (a)	1,522	12,174
Fidelity Series International Developed Markets Bond Index Fund (a)	238,398	2,043,074
Fidelity Series Investment Grade Bond Fund (a)	467,603	4,760,205
Fidelity Series Investment Grade Securitized Fund (a)	362,946	3,320,960
Fidelity Series Long-Term Treasury Bond Index Fund (a)	415,771	2,598,568
Fidelity Series Real Estate Income Fund (a)	9,927	99,168
TOTAL BOND FUNDS (Cost $31,711,043)		27,985,315

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	475,634	475,634
Fidelity Series Short-Term Credit Fund (a)	25,334	244,468
Fidelity Series Treasury Bill Index Fund (a)	128,380	1,277,380
TOTAL SHORT-TERM FUNDS (Cost $2,008,405)		1,997,482

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,831,301)	51,761,130
NET OTHER ASSETS (LIABILITIES) - 0.0%	(953)
NET ASSETS - 100.0%	51,760,177

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,131,574	574,777	466,683	150,154	(15,844)	(212,268)	3,011,556
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,848,965	806,988	464,974	234,466	(52,030)	(459,205)	3,679,744
Fidelity Series Blue Chip Growth Fund	2,580,615	520,321	665,060	84,724	(184,445)	18,864	2,270,295
Fidelity Series Canada Fund	892,508	91,413	210,137	23,412	(2,771)	8,038	779,051
Fidelity Series Commodity Strategy Fund	847,095	546,051	495,563	459,005	(273,139)	(240,077)	384,367
Fidelity Series Corporate Bond Fund	3,302,280	353,180	432,822	59,570	(39,378)	(44,718)	3,138,542
Fidelity Series Emerging Markets Debt Fund	293,431	16,046	45,784	8,368	(9,153)	15,088	269,628
Fidelity Series Emerging Markets Debt Local Currency Fund	97,612	2,452	18,484	-	(2,799)	9,713	88,494
Fidelity Series Emerging Markets Fund	505,875	35,174	150,940	10,933	(37,769)	58,096	410,436
Fidelity Series Emerging Markets Opportunities Fund	4,566,346	367,883	1,376,850	92,274	(365,998)	557,384	3,748,765
Fidelity Series Floating Rate High Income Fund	56,275	16,988	23,032	2,032	(897)	1,255	50,589
Fidelity Series Government Bond Index Fund	4,850,584	662,468	692,334	48,055	(53,857)	(132,504)	4,634,357
Fidelity Series Government Money Market Fund 4.42%	280,213	244,771	49,350	6,869	-	-	475,634
Fidelity Series High Income Fund	303,848	27,517	46,521	9,834	(5,470)	(1,118)	278,256
Fidelity Series International Credit Fund	12,522	483	-	484	-	(831)	12,174
Fidelity Series International Developed Markets Bond Index Fund	2,236,726	258,700	315,612	12,613	(23,830)	(112,910)	2,043,074
Fidelity Series International Growth Fund	1,858,103	219,092	394,684	56,081	(42,006)	80,979	1,721,484
Fidelity Series International Index Fund	777,904	55,723	159,872	17,989	(14,426)	59,465	718,794
Fidelity Series International Small Cap Fund	574,478	51,494	76,559	30,882	(20,214)	5,966	535,165
Fidelity Series International Value Fund	1,842,603	117,379	412,747	54,916	(20,169)	184,338	1,711,404
Fidelity Series Investment Grade Bond Fund	5,013,601	603,717	697,369	87,561	(60,626)	(99,118)	4,760,205
Fidelity Series Investment Grade Securitized Fund	3,546,325	420,150	487,879	50,128	(47,620)	(110,016)	3,320,960
Fidelity Series Large Cap Growth Index Fund	1,633,061	242,055	348,968	9,762	(12,038)	(78,493)	1,435,617
Fidelity Series Large Cap Stock Fund	1,789,350	253,399	461,815	108,074	152	(1,718)	1,579,368
Fidelity Series Large Cap Value Index Fund	3,416,886	305,463	790,397	102,372	44,043	(32,068)	2,943,927
Fidelity Series Long-Term Treasury Bond Index Fund	2,825,179	394,384	398,087	38,270	(81,166)	(141,742)	2,598,568
Fidelity Series Overseas Fund	1,868,698	190,946	411,272	29,538	(36,408)	107,626	1,719,590
Fidelity Series Real Estate Income Fund	176,042	31,751	94,674	10,986	(11,855)	(2,096)	99,168
Fidelity Series Short-Term Credit Fund	279,557	11,260	45,131	2,770	(1,299)	81	244,468
Fidelity Series Small Cap Opportunities Fund	873,574	68,145	216,145	40,116	(23,480)	27,037	729,131
Fidelity Series Small Cap Core Fund	-	4,910	-	-	-	461	5,371
Fidelity Series Treasury Bill Index Fund	841,140	713,579	275,193	20,463	(546)	(1,600)	1,277,380
Fidelity Series Value Discovery Fund	1,260,235	148,935	320,882	54,825	18,690	(21,410)	1,085,568
	56,383,205	8,357,594	11,045,820	1,917,526	(1,376,348)	(557,501)	51,761,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,433,644	10,433,644	-	-

International Equity Funds	11,344,689	11,344,689	-	-

Bond Funds	27,985,315	27,985,315	-	-

Short-Term Funds	1,997,482	1,997,482	-	-
Total Investments in Securities:	51,761,130	51,761,130	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $54,831,301)	$51,761,130

Total Investment in Securities (cost $54,831,301)		$51,761,130
Cash		411
Receivable for investments sold		656,682
Receivable for fund shares sold		2,000
Total assets		52,420,223
Liabilities
Payable for investments purchased	$597,905
Payable for fund shares redeemed	41,458
Accrued management fee	20,343
Distribution and service plan fees payable	340
Total Liabilities		660,046
Net Assets		$51,760,177
Net Assets consist of:
Paid in capital		$56,727,944
Total accumulated earnings (loss)		(4,967,767)
Net Assets		$51,760,177

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,662,059 ÷ 32,413.27 shares) (a)		$51.28
Maximum offering price per share (100/94.25 of $51.28)		$54.41
Fidelity Managed Retirement 2025 :
Net Asset Value , offering price and redemption price per share ($47,505,202 ÷ 924,333.93 shares)		$51.39
Class K :
Net Asset Value , offering price and redemption price per share ($202,649 ÷ 3,941.71 shares)		$51.41
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,141,925 ÷ 41,672.82 shares)		$51.40
Class I :
Net Asset Value , offering price and redemption price per share ($132,425 ÷ 2,567.87 shares)		$51.57
Class Z6 :
Net Asset Value , offering price and redemption price per share ($115,917 ÷ 2,250.85 shares)		$51.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,601,439
Expenses
Management fee	$124,645
Distribution and service plan fees	2,016
Independent trustees' fees and expenses	102
Total expenses before reductions	126,763
Expense reductions	(71)
Total expenses after reductions		126,692
Net Investment income (loss)		1,474,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,376,348)
Capital gain distributions from underlying funds:
Affiliated issuers	316,087
Total net realized gain (loss)		(1,060,261)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(557,501)
Total change in net unrealized appreciation (depreciation)		(557,501)
Net gain (loss)		(1,617,762)
Net increase (decrease) in net assets resulting from operations		$(143,015)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,474,747	$1,462,092
Net realized gain (loss)	(1,060,261)	1,579,222
Change in net unrealized appreciation (depreciation)	(557,501)	(9,408,802)
Net increase (decrease) in net assets resulting from operations	(143,015)	(6,367,488)
Distributions to shareholders	(2,333,567)	(3,176,472)
Share transactions - net increase (decrease)	(2,145,444)	6,559,519
Total increase (decrease) in net assets	(4,622,026)	(2,984,441)

Net Assets
Beginning of period	56,382,203	59,366,644
End of period	$51,760,177	$56,382,203

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$53.57	$62.69	$55.13	$52.89	$54.27	$64.30
Income from Investment Operations
Net investment income (loss) A,B	1.332	1.274	.377	.692	.818	.678
Net realized and unrealized gain (loss)	(1.461)	(7.367)	9.095	3.455	1.072	2.470
Total from investment operations	(.129)	(6.093)	9.472	4.147	1.890	3.148
Distributions from net investment income	(1.356)	(1.297)	(.446)	(.756)	(.820)	(.654)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(2.161)	(3.027)	(1.912)	(1.907)	(3.270)	(13.178)
Net asset value, end of period	$51.28	$53.57	$62.69	$55.13	$52.89	$54.27
Total Return C,D,E	(.03)%	(10.25)%	17.50%	8.01%	3.87%	5.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.73%	.73%	.73%	.84%	.91%
Expenses net of fee waivers, if any	.73% H	.73%	.73%	.73%	.84%	.91%
Expenses net of all reductions	.73% H	.73%	.73%	.73%	.84%	.91%
Net investment income (loss)	5.31% H	2.19%	.63%	1.32%	1.59%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,662	$1,689	$1,867	$993	$556	$577
Portfolio turnover rate I	32% H	53%	27%	67%	48%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$53.69	$62.80	$55.19	$52.92	$54.31	$64.34
Income from Investment Operations
Net investment income (loss) A,B	1.398	1.421	.525	.825	.950	.820
Net realized and unrealized gain (loss)	(1.470)	(7.388)	9.109	3.466	1.062	2.468
Total from investment operations	(.072)	(5.967)	9.634	4.291	2.012	3.288
Distributions from net investment income	(1.423)	(1.413)	(.558)	(.870)	(.952)	(.794)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(2.228)	(3.143)	(2.024)	(2.021)	(3.402)	(13.318)
Net asset value, end of period	$51.39	$53.69	$62.80	$55.19	$52.92	$54.31
Total Return C,D	.09%	(10.03)%	17.79%	8.30%	4.11%	6.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.48%	.48%	.48%	.59%	.66%
Expenses net of fee waivers, if any	.48% G	.48%	.48%	.48%	.59%	.66%
Expenses net of all reductions	.48% G	.48%	.48%	.48%	.59%	.66%
Net investment income (loss)	5.56% G	2.44%	.88%	1.57%	1.84%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$47,505	$51,468	$55,127	$30,093	$20,130	$16,953
Portfolio turnover rate H	32% G	53%	27%	67%	48%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.71	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.415	1.480	.582	.879
Net realized and unrealized gain (loss)	(1.459)	(7.390)	9.109	3.572
Total from investment operations	(.044)	(5.910)	9.691	4.451
Distributions from net investment income	(1.451)	(1.470)	(.605)	(.920)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.256)	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$51.41	$53.71	$62.82	$55.20
Total Return D,E	.14%	(9.94)%	17.90%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38% H	.38%	.38%	.38%
Expenses net of all reductions	.38% H	.38%	.38%	.38%
Net investment income (loss)	5.66% H	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$203	$115	$128	$109
Portfolio turnover rate I	32% H	53%	27%	67%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.70	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.449	1.527	.648	.932
Net realized and unrealized gain (loss)	(1.465)	(7.379)	9.105	3.567
Total from investment operations	(.016)	(5.852)	9.753	4.499
Distributions from net investment income	(1.479)	(1.528)	(.677)	(.968)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.284)	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$51.40	$53.70	$62.81	$55.20
Total Return D,E	.20%	(9.85)%	18.03%	8.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28% H	.28%	.28%	.28%
Expenses net of all reductions	.28% H	.28%	.28%	.28%
Net investment income (loss)	5.76% H	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,142	$2,437	$1,351	$412
Portfolio turnover rate I	32% H	53%	27%	67%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$53.82	$62.93	$55.30	$53.00	$54.38	$64.33
Income from Investment Operations
Net investment income (loss) A,B	1.410	1.427	.525	.831	.906	.835
Net realized and unrealized gain (loss)	(1.479)	(7.400)	9.122	3.463	1.114	2.466
Total from investment operations	(.069)	(5.973)	9.647	4.294	2.020	3.301
Distributions from net investment income	(1.376)	(1.407)	(.551)	(.843)	(.950)	(.727)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(2.181)	(3.137)	(2.017)	(1.994)	(3.400)	(13.251)
Net asset value, end of period	$51.57	$53.82	$62.93	$55.30	$53.00	$54.38
Total Return C,D	.09%	(10.02)%	17.78%	8.29%	4.12%	6.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.48%	.48%	.48%	.57% H	.66%
Expenses net of fee waivers, if any	.48% G	.48%	.48%	.48%	.57% H	.66%
Expenses net of all reductions	.48% G	.48%	.48%	.48%	.57% H	.65%
Net investment income (loss)	5.57% G	2.44%	.88%	1.57%	1.87%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$132	$556	$765	$498	$678	$28
Portfolio turnover rate I	32% G	53%	27%	67%	48%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.80	$62.91	$55.28	$52.89
Income from Investment Operations
Net investment income (loss) B,C	1.450	1.541	.643	.933
Net realized and unrealized gain (loss)	(1.468)	(7.395)	9.116	3.577
Total from investment operations	(.018)	(5.854)	9.759	4.510
Distributions from net investment income	(1.477)	(1.526)	(.663)	(.969)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.282)	(3.256)	(2.129)	(2.120)
Net asset value, end of period	$51.50	$53.80	$62.91	$55.28
Total Return D,E	.20%	(9.84)%	18.01%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28% H	.28%	.28%	.28%
Expenses net of all reductions	.28% H	.28%	.28%	.28%
Net investment income (loss)	5.76% H	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$116	$128	$109
Portfolio turnover rate I	32% H	53%	27%	67%

A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Value Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	168,515	1,890,735
Fidelity Series Commodity Strategy Fund (a)	2,690	281,928
Fidelity Series Large Cap Growth Index Fund (a)	81,566	1,195,755
Fidelity Series Large Cap Stock Fund (a)	73,703	1,315,601
Fidelity Series Large Cap Value Index Fund (a)	169,001	2,452,208
Fidelity Series Small Cap Core Fund (a)	395	4,236
Fidelity Series Small Cap Opportunities Fund (a)	47,550	607,215
Fidelity Series Value Discovery Fund (a)	59,497	904,357
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,862,042)		8,652,035

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	43,716	622,515
Fidelity Series Emerging Markets Fund (a)	37,351	319,725
Fidelity Series Emerging Markets Opportunities Fund (a)	169,325	2,917,475
Fidelity Series International Growth Fund (a)	87,899	1,375,614
Fidelity Series International Index Fund (a)	51,655	574,405
Fidelity Series International Small Cap Fund (a)	26,846	427,651
Fidelity Series International Value Fund (a)	126,403	1,367,683
Fidelity Series Overseas Fund (a)	116,352	1,374,119
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,765,834)		8,979,187

Bond Funds - 50.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	131,134	1,226,106
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	373,429	2,968,760
Fidelity Series Corporate Bond Fund (a)	227,996	2,118,085
Fidelity Series Emerging Markets Debt Fund (a)	26,020	197,228
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,152	64,871
Fidelity Series Floating Rate High Income Fund (a)	4,151	37,026
Fidelity Series Government Bond Index Fund (a)	334,522	3,127,784
Fidelity Series High Income Fund (a)	24,533	203,869
Fidelity Series International Credit Fund (a)	598	4,783
Fidelity Series International Developed Markets Bond Index Fund (a)	175,284	1,502,182
Fidelity Series Investment Grade Bond Fund (a)	315,562	3,212,419
Fidelity Series Investment Grade Securitized Fund (a)	244,946	2,241,259
Fidelity Series Long-Term Treasury Bond Index Fund (a)	321,211	2,007,567
Fidelity Series Real Estate Income Fund (a)	7,276	72,686
TOTAL BOND FUNDS (Cost $21,535,963)		18,984,625

Short-Term Funds - 3.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	315,982	315,982
Fidelity Series Short-Term Credit Fund (a)	17,597	169,813
Fidelity Series Treasury Bill Index Fund (a)	85,802	853,732
TOTAL SHORT-TERM FUNDS (Cost $1,348,662)		1,339,527

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,512,501)	37,955,374
NET OTHER ASSETS (LIABILITIES) - 0.0%	(625)
NET ASSETS - 100.0%	37,954,749

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,028,674	381,021	101,067	56,688	(2,942)	(79,580)	1,226,106
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,594,598	932,243	189,938	175,244	(11,893)	(356,250)	2,968,760
Fidelity Series Blue Chip Growth Fund	1,780,353	575,400	359,997	61,212	(98,097)	(6,924)	1,890,735
Fidelity Series Canada Fund	594,353	146,325	124,114	17,529	(2,585)	8,536	622,515
Fidelity Series Commodity Strategy Fund	517,746	419,341	322,285	297,662	(180,522)	(152,352)	281,928
Fidelity Series Corporate Bond Fund	1,853,100	486,437	179,313	35,668	(20,443)	(21,696)	2,118,085
Fidelity Series Emerging Markets Debt Fund	179,402	36,417	22,837	5,445	(1,625)	5,871	197,228
Fidelity Series Emerging Markets Debt Local Currency Fund	59,742	9,924	9,573	-	(1,138)	5,916	64,871
Fidelity Series Emerging Markets Fund	326,417	61,063	83,601	7,925	(14,903)	30,749	319,725
Fidelity Series Emerging Markets Opportunities Fund	2,945,650	584,133	760,079	66,940	(164,925)	312,696	2,917,475
Fidelity Series Floating Rate High Income Fund	34,387	16,541	14,136	1,318	(516)	750	37,026
Fidelity Series Government Bond Index Fund	2,721,885	796,826	288,258	28,879	(16,387)	(86,282)	3,127,784
Fidelity Series Government Money Market Fund 4.42%	149,333	180,467	13,818	4,170	-	-	315,982
Fidelity Series High Income Fund	185,661	44,270	21,992	6,446	(1,433)	(2,637)	203,869
Fidelity Series International Credit Fund	4,920	190	-	190	-	(327)	4,783
Fidelity Series International Developed Markets Bond Index Fund	1,367,641	356,786	134,600	8,552	(10,243)	(77,402)	1,502,182
Fidelity Series International Growth Fund	1,237,274	301,088	197,637	41,960	(17,510)	52,399	1,375,614
Fidelity Series International Index Fund	518,019	108,261	86,843	13,455	(6,255)	41,223	574,405
Fidelity Series International Small Cap Fund	382,451	87,965	33,975	23,102	(2,568)	(6,222)	427,651
Fidelity Series International Value Fund	1,226,921	247,181	228,192	41,087	(13,513)	135,286	1,367,683
Fidelity Series Investment Grade Bond Fund	2,813,392	773,408	289,696	52,546	(22,421)	(62,264)	3,212,419
Fidelity Series Investment Grade Securitized Fund	1,990,052	531,693	195,228	30,163	(15,118)	(70,140)	2,241,259
Fidelity Series Large Cap Growth Index Fund	1,126,641	305,303	176,706	7,607	(12,307)	(47,176)	1,195,755
Fidelity Series Large Cap Stock Fund	1,234,468	306,399	234,786	75,670	(17,975)	27,495	1,315,601
Fidelity Series Large Cap Value Index Fund	2,357,303	536,135	453,025	79,785	(23,952)	35,747	2,452,208
Fidelity Series Long-Term Treasury Bond Index Fund	1,818,918	480,519	149,010	26,279	(11,998)	(130,862)	2,007,567
Fidelity Series Overseas Fund	1,244,340	285,097	214,174	22,096	(27,126)	85,982	1,374,119
Fidelity Series Real Estate Income Fund	107,776	36,012	62,467	7,175	(5,504)	(3,131)	72,686
Fidelity Series Short-Term Credit Fund	148,987	33,622	12,436	1,617	(103)	(257)	169,813
Fidelity Series Small Cap Opportunities Fund	601,276	113,190	113,953	29,051	(15,081)	21,783	607,215
Fidelity Series Small Cap Core Fund	-	3,872	-	-	-	364	4,236
Fidelity Series Treasury Bill Index Fund	448,198	531,678	124,914	12,347	(308)	(922)	853,732
Fidelity Series Value Discovery Fund	869,437	224,408	186,183	42,721	(8,244)	4,939	904,357
	34,469,315	9,933,215	5,384,833	1,280,529	(727,635)	(334,688)	37,955,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,652,035	8,652,035	-	-

International Equity Funds	8,979,187	8,979,187	-	-

Bond Funds	18,984,625	18,984,625	-	-

Short-Term Funds	1,339,527	1,339,527	-	-
Total Investments in Securities:	37,955,374	37,955,374	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $41,512,501)	$37,955,374

Total Investment in Securities (cost $41,512,501)		$37,955,374
Cash		178
Receivable for investments sold		300,922
Receivable for fund shares sold		601,062
Total assets		38,857,536
Liabilities
Payable for investments purchased	$837,164
Payable for fund shares redeemed	51,069
Accrued management fee	14,476
Distribution and service plan fees payable	78
Total Liabilities		902,787
Net Assets		$37,954,749
Net Assets consist of:
Paid in capital		$42,657,275
Total accumulated earnings (loss)		(4,702,526)
Net Assets		$37,954,749

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($399,883 ÷ 38,788.49 shares) (a)		$10.31
Maximum offering price per share (100/94.25 of $10.31)		$10.94
Fidelity Managed Retirement 2030 Fund :
Net Asset Value , offering price and redemption price per share ($35,778,312 ÷ 3,467,128.13 shares)		$10.32
Class K :
Net Asset Value , offering price and redemption price per share ($255,395 ÷ 24,705.76 shares)		$10.34
Class K6 :
Net Asset Value , offering price and redemption price per share ($1,005,629 ÷ 97,278.39 shares)		$10.34
Class I :
Net Asset Value , offering price and redemption price per share ($316,728 ÷ 30,653.9 shares)		$10.33
Class Z6 :
Net Asset Value , offering price and redemption price per share ($198,802 ÷ 19,227.82 shares)		$10.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,050,090
Expenses
Management fee	$81,697
Distribution and service plan fees	509
Independent trustees' fees and expenses	65
Total expenses before reductions	82,271
Expense reductions	(76)
Total expenses after reductions		82,195
Net Investment income (loss)		967,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(727,635)
Capital gain distributions from underlying funds:
Affiliated issuers	230,439
Total net realized gain (loss)		(497,196)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(334,688)
Total change in net unrealized appreciation (depreciation)		(334,688)
Net gain (loss)		(831,884)
Net increase (decrease) in net assets resulting from operations		$136,011
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$967,895	$855,222
Net realized gain (loss)	(497,196)	669,719
Change in net unrealized appreciation (depreciation)	(334,688)	(5,791,383)
Net increase (decrease) in net assets resulting from operations	136,011	(4,266,442)
Distributions to shareholders	(1,306,802)	(1,764,249)
Share transactions - net increase (decrease)	4,656,593	8,627,785
Total increase (decrease) in net assets	3,485,802	2,597,094

Net Assets
Beginning of period	34,468,947	31,871,853
End of period	$37,954,749	$34,468,947

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.270	.248	.056	.104
Net realized and unrealized gain (loss)	(.276)	(1.517)	1.993	.837
Total from investment operations	(.006)	(1.269)	2.049	.941
Distributions from net investment income	(.264)	(.257)	(.089)	(.121)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.364)	(.561)	(.319)	(.161)
Net asset value, end of period	$10.31	$10.68	$12.51	$10.78
Total Return D,E,F	.15%	(10.66)%	19.28%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73% I	.73%	.73%	.73% I
Expenses net of all reductions	.73% I	.73%	.73%	.73% I
Net investment income (loss)	5.37% I	2.13%	.47%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$400	$455	$595	$300
Portfolio turnover rate J	31% I	54%	46%	117% I

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.282	.275	.086	.127
Net realized and unrealized gain (loss)	(.274)	(1.510)	1.990	.832
Total from investment operations	.008	(1.235)	2.076	.959
Distributions from net investment income	(.278)	(.281)	(.106)	(.149)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.378)	(.585)	(.336)	(.189)
Net asset value, end of period	$10.32	$10.69	$12.51	$10.77
Total Return D,E	.29%	(10.39)%	19.57%	9.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48% H	.48%	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48%	.48% H
Net investment income (loss)	5.62% H	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$35,778	$32,369	$28,958	$4,986
Portfolio turnover rate I	31% H	54%	46%	117% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.287	.289	.097	.138
Net realized and unrealized gain (loss)	(.273)	(1.514)	1.994	.832
Total from investment operations	.014	(1.225)	2.091	.970
Distributions from net investment income	(.284)	(.291)	(.111)	(.150)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.384)	(.595)	(.341)	(.190)
Net asset value, end of period	$10.34	$10.71	$12.53	$10.78
Total Return D,E	.35%	(10.30)%	19.69%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38% H	.38%	.38%	.38% H
Expenses net of all reductions	.38% H	.38%	.38%	.38% H
Net investment income (loss)	5.72% H	2.48%	.83%	1.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$255	$196	$219	$183
Portfolio turnover rate I	31% H	54%	46%	117% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.293	.303	.111	.148
Net realized and unrealized gain (loss)	(.275)	(1.517)	1.985	.840
Total from investment operations	.018	(1.214)	2.096	.988
Distributions from net investment income	(.288)	(.302)	(.126)	(.158)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.388)	(.606)	(.356)	(.198)
Net asset value, end of period	$10.34	$10.71	$12.53	$10.79
Total Return D,E	.39%	(10.21)%	19.73%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28% H	.28%	.28%	.28% H
Expenses net of all reductions	.28% H	.28%	.28%	.28% H
Net investment income (loss)	5.82% H	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,006	$892	$1,459	$183
Portfolio turnover rate I	31% H	54%	46%	117% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.284	.277	.086	.128
Net realized and unrealized gain (loss)	(.276)	(1.523)	1.998	.833
Total from investment operations	.008	(1.246)	2.084	.961
Distributions from net investment income	(.278)	(.280)	(.104)	(.141)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.378)	(.584)	(.334)	(.181)
Net asset value, end of period	$10.33	$10.70	$12.53	$10.78
Total Return D,E	.29%	(10.46)%	19.62%	9.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48% H	.48%	.48%	.48% H
Expenses net of all reductions	.48% H	.48%	.48%	.48% H
Net investment income (loss)	5.62% H	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$317	$359	$421	$254
Portfolio turnover rate I	31% H	54%	46%	117% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.54	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.293	.300	.109	.148
Net realized and unrealized gain (loss)	(.274)	(1.523)	1.994	.840
Total from investment operations	.019	(1.223)	2.103	.988
Distributions from net investment income	(.289)	(.303)	(.123)	(.158)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.389)	(.607)	(.353)	(.198)
Net asset value, end of period	$10.34	$10.71	$12.54	$10.79
Total Return D,E	.40%	(10.28)%	19.80%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28% H	.28%	.28%	.28% H
Expenses net of all reductions	.28% H	.28%	.28%	.28% H
Net investment income (loss)	5.82% H	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$199	$198	$220	$183
Portfolio turnover rate I	31% H	54%	46%	117% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠
Investment Summary January 31, 2023 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Large Cap Value Index Fund	7.3
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series Corporate Bond Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 25.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,315	37,200
Fidelity Series Commodity Strategy Fund (a)	47	4,902
Fidelity Series Large Cap Growth Index Fund (a)	1,605	23,527
Fidelity Series Large Cap Stock Fund (a)	1,450	25,883
Fidelity Series Large Cap Value Index Fund (a)	3,325	48,247
Fidelity Series Small Cap Core Fund (a)	7	80
Fidelity Series Small Cap Opportunities Fund (a)	936	11,949
Fidelity Series Value Discovery Fund (a)	1,171	17,794
TOTAL DOMESTIC EQUITY FUNDS (Cost $159,526)		169,582

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	828	11,789
Fidelity Series Emerging Markets Fund (a)	690	5,910
Fidelity Series Emerging Markets Opportunities Fund (a)	3,129	53,907
Fidelity Series International Growth Fund (a)	1,664	26,049
Fidelity Series International Index Fund (a)	978	10,877
Fidelity Series International Small Cap Fund (a)	508	8,098
Fidelity Series International Value Fund (a)	2,393	25,897
Fidelity Series Overseas Fund (a)	2,203	26,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $155,056)		168,548

Bond Funds - 45.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	475	4,442
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	7,059	56,121
Fidelity Series Corporate Bond Fund (a)	3,615	33,586
Fidelity Series Emerging Markets Debt Fund (a)	446	3,380
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	124	1,127
Fidelity Series Floating Rate High Income Fund (a)	72	640
Fidelity Series Government Bond Index Fund (a)	5,305	49,597
Fidelity Series High Income Fund (a)	426	3,539
Fidelity Series International Developed Markets Bond Index Fund (a)	3,054	26,177
Fidelity Series Investment Grade Bond Fund (a)	5,004	50,941
Fidelity Series Investment Grade Securitized Fund (a)	3,884	35,539
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,863	36,646
Fidelity Series Real Estate Income Fund (a)	126	1,262
TOTAL BOND FUNDS (Cost $302,626)		302,997

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	3,777	3,777
Fidelity Series Short-Term Credit Fund (a)	346	3,338
Fidelity Series Treasury Bill Index Fund (a)	1,115	11,089
TOTAL SHORT-TERM FUNDS (Cost $18,177)		18,204

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $635,385)	659,331
NET OTHER ASSETS (LIABILITIES) - 0.0%	39
NET ASSETS - 100.0%	659,370

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	600,000	600,000	72	-	-	-	0.0%
Total	-	600,000	600,000	72	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,430	9	-	-	21	4,442
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	56,115	175	-	-	181	56,121
Fidelity Series Blue Chip Growth Fund	-	36,586	2,482	-	34	3,062	37,200
Fidelity Series Canada Fund	-	11,487	582	-	-	884	11,789
Fidelity Series Commodity Strategy Fund	-	6,477	1,513	-	(11)	(51)	4,902
Fidelity Series Corporate Bond Fund	-	33,830	544	155	(14)	314	33,586
Fidelity Series Emerging Markets Debt Fund	-	3,351	8	24	-	37	3,380
Fidelity Series Emerging Markets Debt Local Currency Fund	-	1,081	11	-	-	57	1,127
Fidelity Series Emerging Markets Fund	-	6,112	841	-	25	614	5,910
Fidelity Series Emerging Markets Opportunities Fund	-	54,869	6,488	-	145	5,381	53,907
Fidelity Series Floating Rate High Income Fund	-	642	10	6	-	8	640
Fidelity Series Government Bond Index Fund	-	50,587	977	137	(22)	9	49,597
Fidelity Series Government Money Market Fund 4.42%	-	3,785	8	19	-	-	3,777
Fidelity Series High Income Fund	-	3,560	47	25	(1)	27	3,539
Fidelity Series International Developed Markets Bond Index Fund	-	26,567	58	110	-	(332)	26,177
Fidelity Series International Growth Fund	-	25,070	691	-	(7)	1,677	26,049
Fidelity Series International Index Fund	-	10,548	457	-	(2)	788	10,877
Fidelity Series International Small Cap Fund	-	7,904	274	-	(2)	470	8,098
Fidelity Series International Value Fund	-	25,292	1,423	-	8	2,020	25,897
Fidelity Series Investment Grade Bond Fund	-	51,609	936	229	(22)	290	50,941
Fidelity Series Investment Grade Securitized Fund	-	36,056	617	149	(14)	114	35,539
Fidelity Series Large Cap Growth Index Fund	-	23,003	679	-	5	1,198	23,527
Fidelity Series Large Cap Stock Fund	-	24,747	841	-	4	1,973	25,883
Fidelity Series Large Cap Value Index Fund	-	46,775	770	-	(6)	2,248	48,247
Fidelity Series Long-Term Treasury Bond Index Fund	-	37,364	316	129	(4)	(398)	36,646
Fidelity Series Overseas Fund	-	25,128	757	-	(8)	1,658	26,021
Fidelity Series Real Estate Income Fund	-	1,858	663	-	23	44	1,262
Fidelity Series Short-Term Credit Fund	-	3,321	10	10	-	27	3,338
Fidelity Series Small Cap Opportunities Fund	-	11,302	364	-	5	1,006	11,949
Fidelity Series Small Cap Core Fund	-	73	-	-	-	7	80
Fidelity Series Treasury Bill Index Fund	-	11,113	24	57	-	-	11,089
Fidelity Series Value Discovery Fund	-	17,429	246	-	(1)	612	17,794
	-	658,071	22,821	1,050	135	23,946	659,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	169,582	169,582	-	-

International Equity Funds	168,548	168,548	-	-

Bond Funds	302,997	302,997	-	-

Short-Term Funds	18,204	18,204	-	-
Total Investments in Securities:	659,331	659,331	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $635,385)	$659,331

Total Investment in Securities (cost $635,385)		$659,331
Cash		72
Receivable for investments sold		8,031
Total assets		667,434
Liabilities
Payable for investments purchased	$7,835
Accrued management fee	208
Distribution and service plan fees payable	21
Total Liabilities		8,064
Net Assets		$659,370
Net Assets consist of:
Paid in capital		$635,039
Total accumulated earnings (loss)		24,331
Net Assets		$659,370

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($104,078 ÷ 10,008.11 shares) (a)		$10.40
Maximum offering price per share (100/94.25 of $10.40)		$11.03
Fidelity Managed Retirement 2035 Fund :
Net Asset Value , offering price and redemption price per share ($138,783 ÷ 13,342.57 shares)		$10.40
Class K :
Net Asset Value , offering price and redemption price per share ($104,124 ÷ 10,009.13 shares)		$10.40
Class K6 :
Net Asset Value , offering price and redemption price per share ($104,137 ÷ 10,009.13 shares)		$10.40
Class I :
Net Asset Value , offering price and redemption price per share ($104,111 ÷ 10,009.13 shares)		$10.40
Class Z6 :
Net Asset Value , offering price and redemption price per share ($104,137 ÷ 10,009.13 shares)		$10.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period December 15, 2022 (commencement of operations) through January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,050
Income from Fidelity Central Funds		72
Total Income		1,122
Expenses
Management fee	$310
Distribution and service plan fees	32
Total Expenses		342
Net Investment income (loss)		780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	135
Total net realized gain (loss)		135
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,946
Total change in net unrealized appreciation (depreciation)		23,946
Net gain (loss)		24,081
Net increase (decrease) in net assets resulting from operations		$24,861
Statement of Changes in Net Assets

For the period December 15, 2022 (commencement of operations) through January 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$780
Net realized gain (loss)	135
Change in net unrealized appreciation (depreciation)	23,946
Net increase (decrease) in net assets resulting from operations	24,861
Distributions to shareholders	(530)
Share transactions - net increase (decrease)	635,039
Total increase (decrease) in net assets	659,370

Net Assets
Beginning of period	-
End of period	$659,370

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.009
Net realized and unrealized gain (loss)	.399
Total from investment operations	.408
Distributions from net investment income	(.008)
Total distributions	(.008)
Net asset value, end of period	$10.40
Total Return D,E	4.08%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.73% H
Expenses net of fee waivers, if any	.73% H
Expenses net of all reductions	.73% H
Net investment income (loss)	.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate I	4% J

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Managed Retirement 2035 Fund℠

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.012
Net realized and unrealized gain (loss)	.397
Total from investment operations	.409
Distributions from net investment income	(.009)
Total distributions	(.009)
Net asset value, end of period	$10.40
Total Return D	4.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.48% G
Expenses net of fee waivers, if any	.48% G
Expenses net of all reductions	.48% G
Net investment income (loss)	.97% G
Supplemental Data
Net assets, end of period (000 omitted)	$139
Portfolio turnover rate H	4% I

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Fidelity Managed Retirement 2035 Fund℠ Class K

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.014
Net realized and unrealized gain (loss)	.395
Total from investment operations	.409
Distributions from net investment income	(.009)
Total distributions	(.009)
Net asset value, end of period	$10.40
Total Return D	4.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.38% G
Expenses net of fee waivers, if any	.38% G
Expenses net of all reductions	.38% G
Net investment income (loss)	1.06% G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate H	4% I

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Fidelity Managed Retirement 2035 Fund℠ Class K6

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.015
Net realized and unrealized gain (loss)	.394
Total from investment operations	.409
Distributions from net investment income	(.009)
Total distributions	(.009)
Net asset value, end of period	$10.40
Total Return D	4.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.28% G
Expenses net of fee waivers, if any	.28% G
Expenses net of all reductions	.28% G
Net investment income (loss)	1.16% G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate H	4% I

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.012
Net realized and unrealized gain (loss)	.397
Total from investment operations	.409
Distributions from net investment income	(.009)
Total distributions	(.009)
Net asset value, end of period	$10.40
Total Return D	4.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.48% G
Expenses net of fee waivers, if any	.48% G
Expenses net of all reductions	.48% G
Net investment income (loss)	.96% G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate H	4% I

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Fidelity Advisor Managed Retirement 2035 Fund℠ Class Z6

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.015
Net realized and unrealized gain (loss)	.394
Total from investment operations	.409
Distributions from net investment income	(.009)
Total distributions	(.009)
Net asset value, end of period	$10.40
Total Return D	4.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.28% G
Expenses net of fee waivers, if any	.28% G
Expenses net of all reductions	.28% G
Net investment income (loss)	1.16% G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate H	4% I

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.   Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$18,432,513	$287,736	$(1,641,951)	$(1,354,215)
Fidelity Managed Retirement 2010 Fund.	6,851,924	158,524	(524,953)	(366,429)
Fidelity Managed Retirement 2015 Fund.	7,054,605	222,942	(635,697)	(412,755)
Fidelity Managed Retirement 2020 Fund.	10,109,089	355,841	(1,015,041)	(659,200)
Fidelity Managed Retirement 2025 Fund.	55,587,032	2,073,858	(5,899,760)	(3,825,902)
Fidelity Managed Retirement 2030 Fund.	42,426,363	936,224	(5,407,213)	(4,470,989)
Fidelity Managed Retirement 2035 Fund.	635,497	24,744	(910)	23,834

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Managed Retirement Income Fund	$(86,559)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	2,584,602	2,821,212
Fidelity Managed Retirement 2010 Fund	754,386	710,478
Fidelity Managed Retirement 2015 Fund	850,683	1,299,145
Fidelity Managed Retirement 2020 Fund	1,549,978	1,975,499
Fidelity Managed Retirement 2025 Fund	8,357,594	11,045,820
Fidelity Managed Retirement 2030 Fund	9,933,215	5,384,833
Fidelity Managed Retirement 2035 Fund	658,071	22,821
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:
	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	$837	$
			$837	$-
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	$375	$
			$375	$-
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	$1,457	$
			$1,457	$-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	$645	$
			$645	$-
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	$2,016	$
			$2,016	$-
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	$509	$76
			$509	$76
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	$32	$32
			$32	$32

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is   1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$9
Fidelity Managed Retirement 2010 Fund
Class A	$-
Fidelity Managed Retirement 2015 Fund
Class A	$-
Fidelity Managed Retirement 2020 Fund
Class A	$-
Fidelity Managed Retirement 2025 Fund
Class A	$236
Fidelity Managed Retirement 2030 Fund
Class A	$31
Fidelity Managed Retirement 2035 Fund
Class A	$-

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Managed Retirement Income Fund	1,944,779	89,719
Fidelity Managed Retirement 2010 Fund	603,205	48,796
Fidelity Managed Retirement 2015 Fund	604,324	33,280
Fidelity Managed Retirement 2020 Fund	771,991	27,286
Fidelity Managed Retirement 2025 Fund	3,340,942	112,223
Fidelity Managed Retirement 2030 Fund	1,816,824	(6,325)
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Managed Retirement Income Fund
Class A		$15
Fidelity Managed Retirement Income		66
Class K6		1
Fidelity Managed Retirement 2010 Fund
Class A		$2
Fidelity Managed Retirement 2010		62
Class K6		4
Class I		1
Class Z6		2
Fidelity Managed Retirement 2015 Fund
Class A		$10
Fidelity Managed Retirement 2015		40
Class K6		16
Class I		2
Class Z6		1
Fidelity Managed Retirement 2020 Fund
Class A		$4
Fidelity Managed Retirement 2020		56
Class K6		10
Class I		1
Fidelity Managed Retirement 2025 Fund
Fidelity Managed Retirement 2025	$1	$65
Class K6		4
Class I		1
Fidelity Managed Retirement 2030 Fund
Fidelity Managed Retirement 2030	$1	$64
Class K6		4
Class I		6
Class Z6		1
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023 A	Year ended July 31, 2022
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$26,366	$23,201
Fidelity Managed Retirement Income	645,054	730,653
Class K	4,540	4,211
Class K6	31,599	28,418
Class I	6,323	9,013
Class Z6	4,343	4,339
Total	$718,225	$799,835
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$13,367	$21,558
Fidelity Managed Retirement 2010	246,268	391,662
Class K	4,833	7,043
Class K6	15,089	11,163
Class I	4,548	6,595
Class Z6	7,487	11,088
Total	$291,592	$449,109
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$51,202	$70,787
Fidelity Managed Retirement 2015	204,585	340,286
Class K	4,865	6,403
Class K6	17,403	12,656
Class I	12,012	15,144
Class Z6	4,933	6,530
Total	$295,000	$451,806
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$16,918	$27,651
Fidelity Managed Retirement 2020	241,623	502,416
Class K	3,565	5,860
Class K6	32,030	28,546
Class I	6,989	14,316
Class Z6	3,635	6,001
Total	$304,760	$584,790
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$69,059	$93,730
Fidelity Managed Retirement 2025	2,132,164	2,917,914
Class K	4,923	6,623
Class K6	103,783	115,837
Class I	18,655	35,623
Class Z6	4,983	6,745
Total	$2,333,567	$3,176,472
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$14,445	$22,711
Fidelity Managed Retirement 2030	1,240,772	1,630,623
Class K	8,072	10,537
Class K6	24,896	70,002
Class I	11,337	19,563
Class Z6	7,280	10,813
Total	$1,306,802	$1,764,249
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$80	$-
Fidelity Managed Retirement 2035	90	-
Class K	90	-
Class K6	90	-
Class I	90	-
Class Z6	90	-
Total	$530	$-
A   Distributions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through January 31, 2023.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 1, 2023 A	Year ended July 31, 2022	Six months ended January 31, 2023 A	Year ended July 31, 2022
Fidelity Managed Retirement Income Fund
Class A
Shares sold	18	4,335	$936	$258,005
Reinvestment of distributions	485	361	25,569	22,335
Shares redeemed	(574)	(3,295)	(30,550)	(201,987)
Net increase (decrease)	(71)	1,401	$(4,045)	$78,353
Fidelity Managed Retirement Income
Shares sold	17,632	79,943	$962,929	$4,847,918
Reinvestment of distributions	10,365	10,359	546,830	639,506
Shares redeemed	(27,085)	(118,209)	(1,439,225)	(7,007,849)
Net increase (decrease)	912	(27,907)	$70,534	$(1,520,425)
Class K
Shares sold	639	-	$33,710	$ -
Reinvestment of distributions	86	69	4,540	4,211
Shares redeemed	(297)	-	(15,918)	-
Net increase (decrease)	428	69	$22,332	$4,211
Class K6
Shares sold	3,549	9,760	$194,054	$601,002
Reinvestment of distributions	599	462	31,599	28,418
Shares redeemed	(6,851)	(6,134)	(357,839)	(367,494)
Net increase (decrease)	(2,703)	4,088	$(132,186)	$261,926
Class I
Reinvestment of distributions	112	134	$5,897	$8,270
Shares redeemed	(614)	(1,268)	(32,227)	(74,871)
Net increase (decrease)	(502)	(1,134)	$(26,330)	$(66,601)
Class Z6
Reinvestment of distributions	82	70	$4,344	$4,339
Net increase (decrease)	82	70	$4,344	$4,339
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	-	47	$-	$2,509
Reinvestment of distributions	266	359	13,367	21,558
Shares redeemed	(504)	(718)	(25,502)	(41,005)
Net increase (decrease)	(238)	(312)	$(12,135)	$(16,938)
Fidelity Managed Retirement 2010
Shares sold	640	14,547	$32,835	$829,091
Reinvestment of distributions	4,097	5,806	206,368	348,856
Shares redeemed	(2,717)	(23,561)	(138,321)	(1,363,916)
Net increase (decrease)	2,020	(3,208)	$100,882	$(185,969)
Class K
Shares sold	366	-	$18,717	$-
Reinvestment of distributions	96	118	4,832	7,043
Net increase (decrease)	462	118	$23,549	$7,043
Class K6
Shares sold	265	3,756	$13,359	$209,788
Reinvestment of distributions	300	187	15,089	11,163
Shares redeemed	(345)	(489)	(16,721)	(28,840)
Net increase (decrease)	220	3,454	$11,727	$192,111
Class I
Reinvestment of distributions	90	110	$4,547	$6,595
Net increase (decrease)	90	110	$4,547	$6,595
Class Z6
Reinvestment of distributions	149	185	$7,487	$11,088
Shares redeemed	(43)	(43)	(2,153)	(2,515)
Net increase (decrease)	106	142	$5,334	$8,573
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	-	112	$-	$6,591
Reinvestment of distributions	1,054	1,208	51,201	70,787
Shares redeemed	(1,076)	(1,770)	(53,050)	(99,383)
Net increase (decrease)	(22)	(450)	$(1,849)	$(22,005)
Fidelity Managed Retirement 2015
Shares sold	1,470	12,644	$70,268	$702,163
Reinvestment of distributions	3,833	5,542	186,665	324,754
Shares redeemed	(2,156)	(38,552)	(105,781)	(2,118,332)
Net increase (decrease)	3,147	(20,366)	$151,152	$(1,091,415)
Class K
Shares sold	376	-	$18,717	$-
Reinvestment of distributions	100	109	4,865	6,403
Net increase (decrease)	476	109	$23,582	$6,403
Class K6
Shares sold	73	17,000	$3,605	$908,785
Reinvestment of distributions	356	219	17,403	12,656
Shares redeemed	(11,306)	(4,625)	(573,822)	(237,763)
Net increase (decrease)	(10,877)	12,594	$(552,814)	$683,678
Class I
Shares sold	17	504	$863	$30,000
Reinvestment of distributions	246	259	11,976	15,144
Shares redeemed	(96)	(40)	(4,566)	(2,347)
Net increase (decrease)	167	723	$8,273	$42,797
Class Z6
Reinvestment of distributions	101	112	$4,933	$6,530
Net increase (decrease)	101	112	$4,933	$6,530
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	2,212	2,597	$109,152	$151,458
Reinvestment of distributions	354	474	16,918	27,651
Shares redeemed	(93)	(4,580)	(4,541)	(262,598)
Net increase (decrease)	2,473	(1,509)	$121,529	$(83,489)
Fidelity Managed Retirement 2020
Shares sold	5,540	35,832	$279,238	$2,017,295
Reinvestment of distributions	4,563	7,500	218,725	436,751
Shares redeemed	(19,225)	(76,962)	(925,240)	(4,256,265)
Net increase (decrease)	(9,122)	(33,630)	$(427,277)	$(1,802,219)
Class K
Shares sold	375	-	$18,717	$-
Reinvestment of distributions	74	101	3,565	5,860
Net increase (decrease)	449	101	$22,282	$5,860
Class K6
Shares sold	239	34,851	$11,715	$1,904,684
Reinvestment of distributions	668	495	32,030	28,546
Shares redeemed	(3,755)	(24,400)	(181,245)	(1,299,460)
Net increase (decrease)	(2,848)	10,946	$(137,500)	$633,770
Class I
Shares sold	13	71	$618	$3,559
Reinvestment of distributions	145	244	6,956	14,198
Shares redeemed	(537)	(852)	(27,081)	(45,768)
Net increase (decrease)	(379)	(537)	$(19,507)	$(28,011)
Class Z6
Reinvestment of distributions	76	103	$3,634	$6,001
Net increase (decrease)	76	103	$3,634	$6,001
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	897	1,857	$45,916	$112,295
Reinvestment of distributions	1,397	1,538	69,059	93,730
Shares redeemed	(1,413)	(1,639)	(70,554)	(92,245)
Net increase (decrease)	881	1,756	$44,421	$113,780
Fidelity Managed Retirement 2025
Shares sold	44,536	296,505	$2,301,062	$17,455,286
Reinvestment of distributions	36,860	43,173	1,829,383	2,631,538
Shares redeemed	(115,667)	(258,937)	(5,829,777)	(14,955,162)
Net increase (decrease)	(34,271)	80,741	$(1,699,332)	$5,131,662
Class K
Shares sold	1,695	-	$86,701	$-
Reinvestment of distributions	99	109	4,923	6,623
Net increase (decrease)	1,794	109	$91,624	$6,623
Class K6
Shares sold	4,356	64,022	$213,140	$3,799,515
Reinvestment of distributions	2,095	1,905	103,784	115,837
Shares redeemed	(10,168)	(42,047)	(511,893)	(2,507,197)
Net increase (decrease)	(3,717)	23,880	$(194,969)	$1,408,155
Class I
Shares sold	39	987	$2,005	$52,884
Reinvestment of distributions	375	583	18,655	35,623
Shares redeemed	(8,183)	(3,393)	(412,831)	(195,953)
Net increase (decrease)	(7,769)	(1,823)	$(392,171)	$(107,446)
Class Z6
Reinvestment of distributions	100	109	$4,983	$6,745
Net increase (decrease)	100	109	$4,983	$6,745
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	2,530	10,183	$25,981	$117,544
Reinvestment of distributions	1,469	1,860	14,445	22,711
Shares redeemed	(7,850)	(17,015)	(78,774)	(207,301)
Net increase (decrease)	(3,851)	(4,972)	$(38,348)	$(67,046)
Fidelity Managed Retirement 2030
Shares sold	556,168	1,410,617	$5,708,213	$17,095,755
Reinvestment of distributions	107,527	119,058	1,058,442	1,449,121
Shares redeemed	(225,338)	(814,796)	(2,237,206)	(9,513,672)
Net increase (decrease)	438,357	714,879	$4,529,449	$9,031,204
Class K
Shares sold	5,548	-	$55,207	$-
Reinvestment of distributions	819	865	8,072	10,537
Shares redeemed	-	-	5	-
Net increase (decrease)	6,367	865	$63,284	$10,537
Class K6
Shares sold	40,070	172,801	$406,647	$1,982,234
Reinvestment of distributions	2,525	5,738	24,895	70,002
Shares redeemed	(28,629)	(211,644)	(307,370)	(2,410,238)
Net increase (decrease)	13,966	(33,105)	$124,172	$(358,002)
Class I
Shares sold	1,745	3,559	$17,557	$41,327
Reinvestment of distributions	1,150	1,604	11,337	19,563
Shares redeemed	(5,814)	(5,199)	(58,493)	(61,062)
Net increase (decrease)	(2,919)	(36)	$(29,599)	$(172)
Class Z6
Shares sold	79	36	$790	$451
Reinvestment of distributions	738	888	7,279	10,813
Shares redeemed	(46)	-	(434)	-
Net increase (decrease)	771	924	$7,635	$11,264
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	8	-	80	-
Net increase (decrease)	10,008	-	$100,080	$ -
Fidelity Managed Retirement 2035
Shares sold	13,497	-	$136,215	$ -
Reinvestment of distributions	9	-	90	-
Shares redeemed	(164)	-	(1,706)	-
Net increase (decrease)	13,342	-	$134,599	$ -
Class K
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	9	-	90	-
Net increase (decrease)	10,009	-	$100,090	$ -
Class K6
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	9	-	90	-
Net increase (decrease)	10,009	-	$100,090	$ -
Class I
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	9	-	90	-
Net increase (decrease)	10,009	-	$100,090	$ -
Class Z6
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	9	-	90	-
Net increase (decrease)	10,009	-	$100,090	$ -
A   Share transactions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through January 31, 2023.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Managed Retirement 2035 Fund	63%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023) for each fund, with the exception of Fidelity Managed Retirement 2035 Fund℠ and for the period (December 15, 2022 to January 31, 2023) for Fidelity Managed Retirement 2035 Fund℠. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2023	Expenses Paid During Period
Fidelity Managed Retirement Income Fund℠
Class A	.70%
Actual		$ 1,000	$ 990.90	$ 3.51 C
Hypothetical- B		$ 1,000	$ 1,021.68	$ 3.57 D
Fidelity Managed Retirement Income Fund℠	.45%
Actual		$ 1,000	$ 992.20	$ 2.26 C
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29 D
Class K	.35%
Actual		$ 1,000	$ 992.50	$ 1.76 C
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.79 D
Class K6	.25%
Actual		$ 1,000	$ 993.10	$ 1.26 C
Hypothetical- B		$ 1,000	$ 1,023.95	$ 1.28 D
Class I	.45%
Actual		$ 1,000	$ 992.00	$ 2.26 C
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29 D
Class Z6	.25%
Actual		$ 1,000	$ 993.10	$ 1.26 C
Hypothetical- B		$ 1,000	$ 1,023.95	$ 1.28 D
Fidelity Managed Retirement 2010 Fund℠
Class A	.71%
Actual		$ 1,000	$ 991.90	$ 3.56 C
Hypothetical- B		$ 1,000	$ 1,021.63	$ 3.62 D
Fidelity Managed Retirement 2010 Fund℠	.46%
Actual		$ 1,000	$ 993.10	$ 2.31 C
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35 D
Class K	.36%
Actual		$ 1,000	$ 993.60	$ 1.81 C
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.84 D
Class K6	.26%
Actual		$ 1,000	$ 994.20	$ 1.31 C
Hypothetical- B		$ 1,000	$ 1,023.89	$ 1.33 D
Class I	.46%
Actual		$ 1,000	$ 993.10	$ 2.31 C
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35 D
Class Z6	.26%
Actual		$ 1,000	$ 994.00	$ 1.31 C
Hypothetical- B		$ 1,000	$ 1,023.89	$ 1.33 D
Fidelity Managed Retirement 2015 Fund℠
Class A	.71%
Actual		$ 1,000	$ 994.60	$ 3.57 C
Hypothetical- B		$ 1,000	$ 1,021.63	$ 3.62 D
Fidelity Managed Retirement 2015 Fund℠	.46%
Actual		$ 1,000	$ 995.80	$ 2.31 C
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35 D
Class K	.36%
Actual		$ 1,000	$ 996.30	$ 1.81 C
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.84 D
Class K6	.26%
Actual		$ 1,000	$ 996.90	$ 1.31 C
Hypothetical- B		$ 1,000	$ 1,023.89	$ 1.33 D
Class I	.46%
Actual		$ 1,000	$ 995.80	$ 2.31 C
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35 D
Class Z6	.26%
Actual		$ 1,000	$ 996.80	$ 1.31 C
Hypothetical- B		$ 1,000	$ 1,023.89	$ 1.33 D
Fidelity Managed Retirement 2020 Fund℠
Class A	.72%
Actual		$ 1,000	$ 997.00	$ 3.62 C
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67 D
Fidelity Managed Retirement 2020 Fund℠	.47%
Actual		$ 1,000	$ 998.30	$ 2.37 C
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.40 D
Class K	.37%
Actual		$ 1,000	$ 998.90	$ 1.86 C
Hypothetical- B		$ 1,000	$ 1,023.34	$ 1.89 D
Class K6	.27%
Actual		$ 1,000	$ 999.40	$ 1.36 C
Hypothetical- B		$ 1,000	$ 1,023.84	$ 1.38 D
Class I	.47%
Actual		$ 1,000	$ 998.40	$ 2.37 C
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.40 D
Class Z6	.27%
Actual		$ 1,000	$ 999.20	$ 1.36 C
Hypothetical- B		$ 1,000	$ 1,023.84	$ 1.38 D
Fidelity Managed Retirement 2025 Fund℠
Class A	.73%
Actual		$ 1,000	$ 999.70	$ 3.68 C
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72 D
Fidelity Managed Retirement 2025 Fund℠	.48%
Actual		$ 1,000	$ 1,000.90	$ 2.42 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class K	.38%
Actual		$ 1,000	$ 1,001.40	$ 1.92 C
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.94 D
Class K6	.28%
Actual		$ 1,000	$ 1,002.00	$ 1.41 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D
Class I	.48%
Actual		$ 1,000	$ 1,000.90	$ 2.42 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class Z6	.28%
Actual		$ 1,000	$ 1,002.00	$ 1.41 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D
Fidelity Managed Retirement 2030 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,001.50	$ 3.68 C
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72 D
Fidelity Managed Retirement 2030 Fund℠	.48%
Actual		$ 1,000	$ 1,002.90	$ 2.42 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class K	.38%
Actual		$ 1,000	$ 1,003.50	$ 1.92 C
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.94 D
Class K6	.28%
Actual		$ 1,000	$ 1,003.90	$ 1.41 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D
Class I	.48%
Actual		$ 1,000	$ 1,002.90	$ 2.42 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class Z6	.28%
Actual		$ 1,000	$ 1,004.00	$ 1.41 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D
Fidelity Managed Retirement 2035 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,040.80	$ .98 C
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72 D
Fidelity Managed Retirement 2035 Fund℠	.48%
Actual		$ 1,000	$ 1,040.90	$ .64 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class K	.38%
Actual		$ 1,000	$ 1,040.90	$ .51 C
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.94 D
Class K6	.28%
Actual		$ 1,000	$ 1,040.90	$ .38 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D
Class I	.48%
Actual		$ 1,000	$ 1,040.90	$ .64 C
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45 D
Class Z6	.28%
Actual		$ 1,000	$ 1,040.90	$ .38 C
Hypothetical- B		$ 1,000	$ 1,023.79	$ 1.43 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period) for each fund, with the exception of Fidelity Managed Retirement 2035 Fund℠ and multiplied by 48 / 365 (to reflect the period December 15, 2022 to January 31, 2023) for Fidelity Managed Retirement 2035 Fund℠.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy.  For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Managed Retirement 2030 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2015
Management Fee Median
Asset-Sized Peer Group Median (ASPG)
58
23
12
57
25
12
47
25
13
47
25
15
46
25
18
2017
2018
2019
2020
2021

	2017	2018	2019	2020	2021
Management Fee %	92%	91%	86%	86%	81%
Funds	290	293	289	270	232
ASPG Quartile	4th	4th	3rd	3rd	3rd

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Managed Retirement 2030 Fund

Fidelity Managed Retirement Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees.

Furthermore, the Board considered that, on March 6, 2019, it had approved an amended and restated management contract for each fund (effective April 1, 2019) that lowered each fund's management fee by 1.5 BP to 17 BP, depending on the vintage, and that the charts above reflect the funds' fee structure for 2019 as if it was in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class of each fund (including expenses of the Series Funds) ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement 2035 Fund

At its September 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance . The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other horizon date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's proposed class-level management fee rates, which will cover most expenses of the top-level fund and underlying Fidelity funds in which the fund invests (Series Funds). In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio (including acquired fund fees and expenses) of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the difference in management fee rates between classes is the result of separate distribution or service arrangements and/or waivers of certain expenses for different classes. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 and Class Z6 of the fund to the extent necessary to limit total operating expenses of each class (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, 12b-1 fees and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 and Class Z6 of the fund except by a vote of a majority of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability . The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.

Economies of Scale . The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881730.105
MRI-SANN-0423
Fidelity® GNMA Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	0.4
1 - 1.99%	0.6
2 - 2.99%	29.4
3 - 3.99%	21.7
4 - 4.99%	10.7
5 - 5.99%	4.3
6 - 6.99%	0.6
7 - 7.99%	0.1
8 - 8.99%	0.0
13 - 13.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (39.4)%*
Futures and Swaps - 2.4%
GNMA Securities - 115.2%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bonds 4% 11/15/52	5,070	5,422
U.S. Treasury Notes 1.125% 8/31/28 (b)(c)	4,812	4,212

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,228)		9,634

U.S. Government Agency - Mortgage Securities - 127.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.460% 3.151% 1/1/35 (d)(e)	35	35
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (d)(e)	9	9
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (d)(e)	38	39
12 month U.S. LIBOR + 1.620% 3.2% 3/1/33 (d)(e)	33	33
12 month U.S. LIBOR + 1.620% 3.87% 5/1/35 (d)(e)	80	81
12 month U.S. LIBOR + 1.630% 3.281% 11/1/36 (d)(e)	43	44
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (d)(e)	53	54
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (d)(e)	104	106
12 month U.S. LIBOR + 1.890% 3.221% 8/1/35 (d)(e)	66	67
6 month U.S. LIBOR + 1.510% 4.416% 2/1/33 (d)(e)	8	8
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (d)(e)	13	13
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (d)(e)	22	22
6 month U.S. LIBOR + 1.550% 3.926% 9/1/33 (d)(e)	143	146
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (d)(e)	6	6
6 month U.S. LIBOR + 1.560% 4.038% 7/1/35 (d)(e)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.180% 3.721% 7/1/36 (d)(e)	38	39
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (d)(e)	16	17
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.986% 7/1/34 (d)(e)	158	162
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.585% 9/1/34 (d)(e)	24	24
2.5% 2/1/52	3,187	2,804
3% 2/1/33 to 3/1/52	2,785	2,645
3.5% 1/1/52 to 4/1/52	17,706	16,636
4% 9/1/52	1,186	1,152
4.5% 7/1/52	597	590
5% 10/1/52 to 12/1/52	7,424	7,561
5.5% 11/1/52 to 12/1/52	12,025	12,264
6% 11/1/52	2,230	2,303
8.5% 12/1/27	10	10
TOTAL FANNIE MAE		46,881
Freddie Mac - 4.0%
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (d)(e)	51	52
12 month U.S. LIBOR + 1.860% 4.11% 8/1/34 (d)(e)	46	46
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (d)(e)	220	223
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (d)(e)	1	1
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (d)(e)	0	0
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (d)(e)	121	121
6 month U.S. LIBOR + 1.990% 3.665% 10/1/35 (d)(e)	65	66
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.975% 6/1/33 (d)(e)	97	98
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.337% 12/1/35 (d)(e)	421	430
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (d)(e)	178	180
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.061% 3/1/35 (d)(e)	350	358
2.5% 1/1/52	2,585	2,274
3% 2/1/34 to 6/1/51	5,397	5,202
3.5% 9/1/51 to 3/1/52	15,982	15,093
4.5% 9/1/52	51,765	51,120
5% 10/1/52 to 12/1/52	20,445	20,611
5.5% 12/1/52 to 1/1/53	5,834	5,927
TOTAL FREDDIE MAC		101,802
Ginnie Mae - 115.2%
3% 5/15/27 to 12/20/50	276,258	256,913
3.5% 9/15/26 to 5/20/50 (b)(c)	259,985	250,279
3.7% 10/15/42	4,310	4,161
4% 5/15/44	879	863
4.5% 7/15/33 to 11/20/52	99,630	99,409
4.75% 7/15/40	356	359
4.875% 9/15/39 to 12/15/39	3,247	3,284
5.09% 4/15/36 to 11/15/36	3,051	3,091
5.15% 2/15/36 to 4/15/36	148	150
5.2% 7/15/36	50	51
5.25% 4/15/36 to 4/15/37	174	177
5.39% 5/15/36	46	47
5.45% 2/15/37	427	438
5.5% 7/20/24 to 2/20/42	4,154	4,318
5.6% 11/15/36	138	144
5.85% 1/15/37	54	57
6.45% 1/15/32 to 8/15/32	102	106
6.5% 9/15/23 to 1/15/39	2,940	3,108
7% to 7% 4/15/23 to 9/20/34	6,408	6,710
7.25% 9/15/27	21	22
7.5% to 7.5% 2/15/23 to 8/20/32	2,225	2,338
8% 12/15/23 to 9/15/31	551	576
8.5% 9/15/30 to 2/15/31	108	116
9% 9/15/23 to 5/15/30	2	3
2% 9/20/50 to 4/20/51	249,534	217,031
2% 2/1/53 (f)	146,100	126,349
2% 2/1/53 (f)	182,600	157,915
2% 2/1/53 (f)	73,150	63,261
2% 2/1/53 (f)	57,900	50,073
2% 3/1/53 (f)	36,500	31,591
2% 3/1/53 (f)	157,750	136,535
2% 3/1/53 (f)	47,450	41,069
2% 3/1/53 (f)	31,700	27,437
2% 3/1/53 (f)	39,350	34,058
2.25% 5/20/50	2,162	1,877
2.375% 5/20/50	1,392	1,219
2.5% 3/15/28 to 10/20/52	337,602	303,062
2.5% 2/1/53 (f)	167,300	149,211
2.5% 2/1/53 (f)	78,250	69,789
2.5% 2/1/53 (f)	62,500	55,742
2.5% 2/1/53 (f)	52,700	47,002
2.5% 3/1/53 (f)	81,050	72,334
2.5% 3/1/53 (f)	161,150	143,821
2.625% 5/20/50	4,015	3,585
2.75% 5/20/50	1,981	1,783
3% 2/1/53 (f)	160,100	147,081
3% 2/1/53 (f)	40,050	36,793
3% 2/1/53 (f)	23,200	21,313
3.25% 2/20/41 to 7/20/46	880	798
3.375% 5/20/50	458	430
3.5% 2/1/53 (f)	59,350	56,164
3.5% 2/1/53 (f)	52,200	49,398
3.74% 7/20/42 to 8/20/42	329	318
3.75% 10/20/41 to 7/20/47	17,674	17,149
4% 2/20/33 to 1/20/50	185,806	182,838
4.25% 1/20/46	299	299
5% 6/20/29 to 7/20/48	45,306	46,112
5.35% 4/20/29 to 12/20/30	4,069	4,110
5.75% 9/20/39 to 9/20/40	6,223	6,558
6% to 6% 12/15/23 to 3/15/39	6,084	6,339
7.395% 7/20/25 to 2/20/27	113	116
TOTAL GINNIE MAE		2,947,280
Uniform Mortgage Backed Securities - 6.1%
1.5% 2/1/53 (f)	9,100	7,272
1.5% 3/1/53 (f)	5,600	4,480
3% 2/1/53 (f)	10,150	9,213
3% 2/1/53 (f)	5,200	4,720
3% 2/1/53 (f)	2,550	2,315
3% 2/1/53 (f)	2,300	2,088
3% 3/1/53 (f)	1,450	1,317
3% 3/1/53 (f)	1,000	908
3% 3/1/53 (f)	1,000	908
3% 3/1/53 (f)	400	363
3.5% 2/1/53 (f)	18,650	17,503
3.5% 2/1/53 (f)	1,175	1,103
3.5% 2/1/53 (f)	38,300	35,945
4% 2/1/53 (f)	2,525	2,437
4% 2/1/53 (f)	475	459
4% 2/1/53 (f)	3,000	2,896
4.5% 2/1/53 (f)	17,900	17,680
5% 2/1/53 (f)	20,400	20,481
5.5% 2/1/53 (f)	16,500	16,763
5.5% 3/1/53 (f)	6,450	6,548
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		155,399
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,324,627)		3,251,362

Collateralized Mortgage Obligations - 11.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 11.7%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	58	58
Series 2016-3 Class IP, 4% 2/25/46 (g)	17,117	3,134
Series 2016-78 Class IO, 3.5% 11/25/46 (g)	4,311	688
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.6941% 10/25/47 (d)(g)(h)	13,870	1,680
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(g)	100	17
Series 339 Class 5, 5.5% 7/25/33 (g)	125	21
Series 343 Class 16, 5.5% 5/25/34 (g)	117	19
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	267	280
Series 40 Class K, 6.5% 8/17/24	10	10
sequential payer Series 2204 Class N, 7.5% 12/20/29	487	509
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.741% 8/15/47 (d)(g)(h)	6,189	722
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 2.1743% 7/20/41 (d)(g)(h)	7,327	988
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.231% 6/16/37 (d)(g)(h)	654	74
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 5.209% 6/16/38 (d)(e)	165	165
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 5.0657% 7/20/38 (d)(e)	431	431
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 5.109% 10/16/40 (d)(e)	805	805
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.9369% 3/20/60 (d)(e)(i)	7,759	7,734
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.7169% 7/20/60 (d)(e)(i)	6,485	6,435
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.4849% 9/20/60 (d)(e)(i)	8,054	7,994
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.4849% 8/20/60 (d)(e)(i)	6,216	6,168
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.5649% 12/20/60 (d)(e)(i)	2,862	2,844
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.6849% 12/20/60 (d)(e)(i)	2,856	2,845
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.6849% 2/20/61 (d)(e)(i)	557	554
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.6749% 2/20/61 (d)(e)(i)	3,422	3,407
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.6849% 4/20/61 (d)(e)(i)	2,367	2,356
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.6849% 5/20/61 (d)(e)(i)	3,947	3,931
Class FC, 1 month U.S. LIBOR + 0.500% 4.6849% 5/20/61 (d)(e)(i)	2,824	2,813
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.7149% 6/20/61 (d)(e)(i)	3,446	3,434
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.7849% 10/20/61 (d)(e)(i)	3,943	3,933
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 4.809% 4/16/42 (d)(e)	309	305
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 4.759% 6/16/42 (d)(e)	361	358
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 4.8849% 11/20/61 (d)(e)(i)	3,755	3,749
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 4.8849% 1/20/62 (d)(e)(i)	2,123	2,120
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 4.8149% 1/20/62 (d)(e)(i)	3,434	3,425
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 4.8149% 3/20/62 (d)(e)(i)	1,710	1,701
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8349% 5/20/61 (d)(e)(i)	30	30
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.4649% 5/20/63 (d)(e)(i)	26	26
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.3849% 4/20/63 (d)(e)(i)	41	41
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 4.8357% 1/20/46 (d)(e)	802	786
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 4.9357% 4/20/49 (d)(e)	5,710	5,622
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,784	2,860
Series 2004-19 Class DP, 5.5% 3/20/34	1	1
Series 2005-24 Class TC, 5.5% 3/20/35	1,914	1,960
Series 2005-57 Class PB, 5.5% 7/20/35	2,816	2,934
Series 2006-50 Class JC, 5% 6/20/36	557	556
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 1.0286% 12/20/40 (d)(h)	2,307	2,027
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	204	14
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	8,908	1,367
Series 2016-69 Class WA, 3% 2/20/46	1,071	1,014
Series 2017-134 Class BA, 2.5% 11/20/46	464	429
Series 2017-139 Class K, 3% 8/20/47	15,233	14,324
Series 2017-153 Class GA, 3% 9/20/47	3,006	2,806
Series 2017-182 Class KA, 3% 10/20/47	2,309	2,160
Series 2018-13 Class Q, 3% 4/20/47	2,954	2,798
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	846	877
Series 2004-24 Class ZM, 5% 4/20/34	1,766	1,759
Series 2004-46 Class BZ, 6% 6/20/34	1,064	1,091
Series 2004-86 Class G, 6% 10/20/34	6,273	6,626
Series 2005-26 Class ZA, 5.5% 1/20/35	8,013	8,312
Series 2005-47 Class ZY, 6% 6/20/35	5,764	6,007
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,045
Series 2005-82 Class JV, 5% 6/20/35	1,519	1,556
Series 2006-2 Class Z, 5.5% 1/20/36	3,500	3,634
Series 2010-160 Class DY, 4% 12/20/40	15,255	15,038
Series 2010-168 Class BG, 4% 4/20/40	6,374	6,255
Series 2010-170 Class B, 4% 12/20/40	2,413	2,378
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 0.582% 2/16/41 (d)(h)	5,372	4,720
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 1.1774% 5/16/41 (d)(h)	10,030	8,882
Series 2017-139 Class BA, 3% 9/20/47	5,095	4,672
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	13,711	13,251
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 2.041% 5/16/34 (d)(g)(h)	209	17
Class SG, 6.500% - 1 month U.S. LIBOR 2.0143% 3/20/33 (d)(g)(h)	2,671	171
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 2.741% 8/16/34 (d)(g)(h)	1,213	126
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.741% 8/17/34 (d)(g)(h)	363	44
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 2.3143% 2/20/35 (d)(g)(h)	2,044	176
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,034
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 1.8143% 7/20/34 (d)(g)(h)	2,078	209
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 4.3714% 3/20/36 (d)(h)	2,151	2,221
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 13.446% 6/16/37 (d)(h)	490	586
Series 2009-13 Class E, 4.5% 3/16/39	1,805	1,808
Series 2009-42 Class AY, 5% 6/16/37	1,247	1,263
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.491% 2/16/40 (d)(g)(h)	1,465	97
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.7169% 5/20/60 (d)(e)(i)	4,523	4,491
Series 2011-52 Class HI, 7% 4/16/41 (g)	298	47
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 1.5143% 4/20/41 (d)(g)(h)	3,404	354
Series 2012-103 Class IL, 3% 8/20/27 (g)	7,755	326
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 1.5643% 6/20/42 (d)(g)(h)	6,724	773
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.241% 6/16/42 (d)(g)(h)	1,097	114
Series 2013-149 Class MA, 2.5% 5/20/40	11,403	10,933
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	2,956	502
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 0.5286% 3/20/41 (d)(h)	13,449	11,879
Series 2014-133 Class IB, 5% 9/20/44 (g)	2,868	559
Series 2014-146 Class EI, 5% 10/20/44 (g)	5,483	1,112
Series 2014-154 Class IO, 5% 10/20/44 (g)	1,106	224
Series 2014-158 Class ID, 5% 10/20/44 (g)	4,784	987
Series 2014-178 Class IO, 5% 11/20/44 (g)	6,857	1,363
Series 2014-2 Class BA, 3% 1/20/44	3,678	3,434
Series 2014-21 Class HA, 3% 2/20/44	1,357	1,269
Series 2014-25 Class HC, 3% 2/20/44	2,337	2,185
Series 2014-5 Class A, 3% 1/20/44	2,013	1,880
Series 2015-117 Class KI, 5% 8/20/45 (g)	6,575	1,290
Series 2015-14 Class IO, 5% 10/20/44 (g)	7,453	1,486
Series 2015-79 Class IC, 5% 5/20/45 (g)	3,570	701
Series 2015-H21:
Class HZ, 4.2796% 6/20/63 (d)(i)	440	434
Class JZ, 4.2426% 6/20/65 (d)(i)	419	414
Series 2016-146 Class AL, 5.7075% 5/20/40 (d)	2,364	2,454
Series 2016-17 Class A, 3% 2/16/46	14,823	14,014
Series 2016-171 Class BI, 5% 10/20/44 (g)	6,687	1,333
Series 2017-186 Class HK, 3% 11/16/45	6,960	6,513
Series 2017-75 Class PT, 5.7441% 4/20/47 (d)	8,184	8,504
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (d)(e)(i)	10,261	10,214

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $328,188)		301,106

Commercial Mortgage Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	5,000	4,857
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(g)	284	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9792% 9/16/42 (d)(g)	1,419	0
Series 2002-62 Class IO, 1.1663% 8/16/42 (d)(g)	655	0
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,339)		4,857

Money Market Funds - 25.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (j) (Cost $651,938)	651,807,763	651,938

TOTAL INVESTMENT IN SECURITIES - 164.9% (Cost $4,325,320)	4,218,897
NET OTHER ASSETS (LIABILITIES) - (64.9)%	(1,660,360)
NET ASSETS - 100.0%	2,558,537

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 2/1/53	(36,500)	(31,566)
2% 2/1/53	(19,300)	(16,691)
2% 2/1/53	(12,500)	(10,810)
2% 2/1/53	(157,750)	(136,424)
2% 2/1/53	(47,450)	(41,035)
2% 2/1/53	(31,700)	(27,415)
2% 2/1/53	(39,350)	(34,030)
2.5% 2/1/53	(81,050)	(72,287)
2.5% 2/1/53	(161,150)	(143,726)
3.5% 2/1/53	(38,300)	(36,241)

TOTAL GINNIE MAE		(550,225)

Uniform Mortgage Backed Securities
1.5% 2/1/53	(5,600)	(4,475)
3% 2/1/53	(15,900)	(14,432)
3% 2/1/53	(1,450)	(1,316)
3% 2/1/53	(1,000)	(908)
3% 2/1/53	(1,000)	(908)
3% 2/1/53	(400)	(363)
3.5% 2/1/53	(16,100)	(15,110)
3.5% 2/1/53	(17,000)	(15,955)
3.5% 2/1/53	(38,300)	(35,945)
4% 2/1/53	(3,000)	(2,896)
4% 2/1/53	(3,000)	(2,896)
4.5% 2/1/53	(24,000)	(23,706)
5% 2/1/53	(150)	(151)
5% 2/1/53	(25,000)	(25,100)
5.5% 2/1/53	(6,450)	(6,553)
5.5% 2/1/53	(6,700)	(6,807)
5.5% 2/1/53	(1,750)	(1,778)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(159,299)

TOTAL TBA SALE COMMITMENTS (Proceeds $710,136)		(709,524)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	634	Mar 2023	130,381	453	453
CBOT 5-Year U.S. Treasury Note Contracts (United States)	587	Mar 2023	64,125	(221)	(221)

TOTAL PURCHASED					232

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,278	Mar 2023	146,351	(1,829)	(1,829)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	714	Mar 2023	92,731	(2,885)	(2,885)

TOTAL SOLD					(4,714)

TOTAL FUTURES CONTRACTS					(4,482)
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
The notional amount of futures sold as a percentage of Net Assets is 9.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $387,608,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (000s) (2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s) (3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	7,421	(10)	0	(10)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	3,429	1	0	1
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2033	1,296	(1)	0	(1)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2053	3,655	(78)	0	(78)
TOTAL INTEREST RATE SWAPS							(88)	0	(88)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,323,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $638,000.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	877,434	481,479	706,975	11,697	-	-	651,938	1.4%
Fidelity Securities Lending Cash Central Fund 4.38%	-	11,389	11,389	-	-	-	-	0.0%
Total	877,434	492,868	718,364	11,697	-	-	651,938

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	9,634	-	9,634	-

U.S. Government Agency - Mortgage Securities	3,251,362	-	3,251,362	-

Collateralized Mortgage Obligations	301,106	-	301,106	-

Commercial Mortgage Securities	4,857	-	4,857	-

Money Market Funds	651,938	651,938	-	-
Total Investments in Securities:	4,218,897	651,938	3,566,959	-
Derivative Instruments:

Assets
Futures Contracts	453	453	-	-
Swaps	1	-	1	-
Total Assets	454	453	1	-

Liabilities
Futures Contracts	(4,935)	(4,935)	-	-
Swaps	(89)	-	(89)	-
Total Liabilities	(5,024)	(4,935)	(89)	-
Total Derivative Instruments:	(4,570)	(4,482)	(88)	-
Other Financial Instruments:

TBA Sale Commitments	(709,524)	-	(709,524)	-
Total Other Financial Instruments:	(709,524)	-	(709,524)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	453	(4,935)
Swaps (b)	1	(89)
Total Interest Rate Risk	454	(5,024)
Total Value of Derivatives	454	(5,024)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,673,382)	$3,566,959
Fidelity Central Funds (cost $651,938)	651,938

Total Investment in Securities (cost $4,325,320)		$4,218,897
Cash		750
Receivable for investments sold		39
Receivable for TBA sale commitments		710,136
Receivable for fund shares sold		575
Interest receivable		5,689
Distributions receivable from Fidelity Central Funds		2,155
Receivable for daily variation margin on centrally cleared OTC swaps		64
Other receivables		5
Total assets		4,938,310
Liabilities
Payable for investments purchased
Regular delivery	$8,594
Delayed delivery	1,657,816
TBA sale commitments, at value	709,524
Payable for fund shares redeemed	2,018
Distributions payable	747
Accrued management fee	636
Payable for daily variation margin on futures contracts	109
Other affiliated payables	323
Other payables and accrued expenses	6
Total Liabilities		2,379,773
Net Assets		$2,558,537
Net Assets consist of:
Paid in capital		$2,895,205
Total accumulated earnings (loss)		(336,668)
Net Assets		$2,558,537
Net Asset Value , offering price and redemption price per share ($2,558,537 ÷ 246,738 shares)		$10.37
Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Interest		$32,402
Income from Fidelity Central Funds		11,697
Total Income		44,099
Expenses
Management fee	$3,930
Transfer agent fees	1,317
Fund wide operations fee	675
Independent trustees' fees and expenses	5
Total expenses before reductions	5,927
Total expenses after reductions		5,927
Net Investment income (loss)		38,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(63,072)
Futures contracts	12,857
Swaps	238
Total net realized gain (loss)		(49,977)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(91,854)
Futures contracts	(391)
Swaps	(1,892)
TBA Sale commitments	7,701
Total change in net unrealized appreciation (depreciation)		(86,436)
Net gain (loss)		(136,413)
Net increase (decrease) in net assets resulting from operations		$(98,241)
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,172	$34,502
Net realized gain (loss)	(49,977)	(156,978)
Change in net unrealized appreciation (depreciation)	(86,436)	(98,381)
Net increase (decrease) in net assets resulting from operations	(98,241)	(220,857)
Distributions to shareholders	(36,870)	(43,898)
Share transactions
Proceeds from sales of shares	128,445	252,722
Reinvestment of distributions	32,904	39,254
Cost of shares redeemed	(360,460)	(1,092,057)
Net increase (decrease) in net assets resulting from share transactions	(199,111)	(800,081)
Total increase (decrease) in net assets	(334,222)	(1,064,836)

Net Assets
Beginning of period	2,892,759	3,957,595
End of period	$2,558,537	$2,892,759

Other Information
Shares
Sold	12,578	22,670
Issued in reinvestment of distributions	3,242	3,488
Redeemed	(35,520)	(97,015)
Net increase (decrease)	(19,700)	(70,857)

Financial Highlights
Fidelity® GNMA Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.73	$11.80	$11.51	$11.12	$11.45
Income from Investment Operations
Net investment income (loss) A,B	.148	.116	.097	.229	.292	.257
Net realized and unrealized gain (loss)	(.495)	(.838)	(.065)	.307	.371	(.337)
Total from investment operations	(.347)	(.722)	.032	.536	.663	(.080)
Distributions from net investment income	(.143)	(.121)	(.093) C	(.246)	(.273)	(.250)
Distributions from net realized gain	-	(.027)	(.009) C	-	-	-
Total distributions	(.143)	(.148)	(.102)	(.246)	(.273)	(.250)
Net asset value, end of period	$10.37	$10.86	$11.73	$11.80	$11.51	$11.12
Total Return D,E	(3.15)%	(6.19)%	.27%	4.71%	6.04%	(.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.87% H	1.03%	.83%	1.96%	2.60%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$2,559	$2,893	$3,958	$4,303	$4,172	$4,321
Portfolio turnover rate I	889% H	863%	593%	561%	420%	252%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$6

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred Trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,435
Gross unrealized depreciation	(134,838)
Net unrealized appreciation (depreciation)	$(110,403)
Tax cost	$4,325,342

The Fund elected to defer to its next fiscal year approximately $166,683 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	$12,857	$(391)
Swaps	238	(1,892)
Total Interest Rate Risk	13,095	(2,283)
Totals	$13,095	$(2,283)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in Total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	2,483,659	2,557,807
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$- A	$-	$-

A Amount represents less than five hundred dollars.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® GNMA Fund	.45%
Actual		$ 1,000	$ 968.50	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.930529.111
MOG-SANN-0423
Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠
Fidelity Simplicity RMD 2030 Fund

Semi-Annual Report
January 31, 2023

Contents

Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 4.42%	8.8
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Growth Fund	2.0
Fidelity Series Overseas Fund	2.0
Fidelity Series International Value Fund	2.0
Fidelity Series Short-Term Credit Fund	1.8
89.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	7,968	74,656
Fidelity Series Blue Chip Growth Fund (a)	18,042	202,436
Fidelity Series Commodity Strategy Fund (a)	2,598	272,370
Fidelity Series Growth Company Fund (a)	24,816	376,205
Fidelity Series Intrinsic Opportunities Fund (a)	8,080	99,793
Fidelity Series Large Cap Stock Fund (a)	20,184	360,288
Fidelity Series Large Cap Value Index Fund (a)	7,789	113,013
Fidelity Series Opportunistic Insights Fund (a)	14,673	223,329
Fidelity Series Small Cap Discovery Fund (a)	3,230	35,272
Fidelity Series Small Cap Opportunities Fund (a)	9,099	116,194
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,025	252,520
Fidelity Series Value Discovery Fund (a)	14,186	215,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,257,458)		2,341,707

International Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	20,541	292,510
Fidelity Series Emerging Markets Fund (a)	22,907	196,087
Fidelity Series Emerging Markets Opportunities Fund (a)	104,563	1,801,615
Fidelity Series International Growth Fund (a)	47,185	738,446
Fidelity Series International Small Cap Fund (a)	12,691	202,164
Fidelity Series International Value Fund (a)	67,858	734,221
Fidelity Series Overseas Fund (a)	62,459	737,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,506,117)		4,702,686

Bond Funds - 70.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	778,203	7,276,195
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	27,768	220,755
Fidelity Series Emerging Markets Debt Fund (a)	25,151	190,641
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,895	62,539
Fidelity Series Floating Rate High Income Fund (a)	4,066	36,271
Fidelity Series High Income Fund (a)	23,736	197,245
Fidelity Series International Credit Fund (a)	1,938	15,508
Fidelity Series International Developed Markets Bond Index Fund (a)	167,647	1,436,736
Fidelity Series Investment Grade Bond Fund (a)	1,424,652	14,502,961
Fidelity Series Long-Term Treasury Bond Index Fund (a)	259,250	1,620,314
Fidelity Series Real Estate Income Fund (a)	6,997	69,904
TOTAL BOND FUNDS (Cost $28,302,321)		25,629,069

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	3,208,605	3,208,605
Fidelity Series Short-Term Credit Fund (a)	69,613	671,768
TOTAL SHORT-TERM FUNDS (Cost $3,897,738)		3,880,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $38,963,634)	36,553,835
NET OTHER ASSETS (LIABILITIES) - 0.0%	(491)
NET ASSETS - 100.0%	36,553,344

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,094,778	900,480	1,150,676	368,638	(41,745)	(526,642)	7,276,195
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,949	207,426	21,217	13,968	(1,215)	(5,188)	220,755
Fidelity Series All-Sector Equity Fund	96,163	11,444	29,426	3,711	1,553	(5,078)	74,656
Fidelity Series Blue Chip Growth Fund	221,277	66,464	71,013	7,456	(8,283)	(6,009)	202,436
Fidelity Series Canada Fund	335,477	26,618	70,869	8,543	(2,211)	3,495	292,510
Fidelity Series Commodity Strategy Fund	609,160	353,101	333,763	318,105	(168,283)	(187,845)	272,370
Fidelity Series Emerging Markets Debt Fund	210,696	9,062	33,092	5,944	(8,020)	11,995	190,641
Fidelity Series Emerging Markets Debt Local Currency Fund	69,444	915	12,763	-	(1,878)	6,821	62,539
Fidelity Series Emerging Markets Fund	255,837	12,139	80,359	5,419	(16,681)	25,151	196,087
Fidelity Series Emerging Markets Opportunities Fund	2,325,027	126,697	736,491	45,370	(154,573)	240,955	1,801,615
Fidelity Series Floating Rate High Income Fund	40,337	2,523	6,878	1,470	(373)	662	36,271
Fidelity Series Government Money Market Fund 4.42%	3,008,644	580,259	380,298	53,367	-	-	3,208,605
Fidelity Series Growth Company Fund	447,520	83,764	147,060	2,011	(33,434)	25,415	376,205
Fidelity Series High Income Fund	219,158	12,981	30,239	6,976	(4,509)	(146)	197,245
Fidelity Series International Credit Fund	15,950	617	-	616	-	(1,059)	15,508
Fidelity Series International Developed Markets Bond Index Fund	1,620,441	94,387	180,638	8,908	(20,833)	(76,621)	1,436,736
Fidelity Series International Growth Fund	796,229	85,615	156,585	23,331	(29,155)	42,342	738,446
Fidelity Series International Small Cap Fund	215,731	21,990	29,948	11,283	(5,925)	316	202,164
Fidelity Series International Value Fund	789,401	56,267	177,894	22,846	(19,371)	85,818	734,221
Fidelity Series Intrinsic Opportunities Fund	298,066	92,452	214,459	78,690	(6,402)	(69,864)	99,793
Fidelity Series Investment Grade Bond Fund	15,788,656	1,034,467	1,810,504	270,233	(178,404)	(331,254)	14,502,961
Fidelity Series Large Cap Stock Fund	424,363	102,928	163,987	25,694	(2,924)	(92)	360,288
Fidelity Series Large Cap Value Index Fund	142,919	16,606	46,622	3,803	2,138	(2,028)	113,013
Fidelity Series Long-Term Treasury Bond Index Fund	1,787,427	244,589	269,940	23,903	(59,495)	(82,267)	1,620,314
Fidelity Series Opportunistic Insights Fund	250,821	63,204	80,221	9,891	(4,444)	(6,031)	223,329
Fidelity Series Overseas Fund	800,917	77,215	166,919	12,289	(20,540)	46,970	737,643
Fidelity Series Real Estate Income Fund	124,842	31,798	76,505	7,802	(8,436)	(1,795)	69,904
Fidelity Series Short-Term Credit Fund	749,457	15,082	89,603	7,318	(3,433)	265	671,768
Fidelity Series Small Cap Discovery Fund	45,776	3,643	13,537	1,821	535	(1,145)	35,272
Fidelity Series Small Cap Opportunities Fund	149,091	16,174	48,358	6,756	(2,804)	2,091	116,194
Fidelity Series Stock Selector Large Cap Value Fund	316,212	56,599	117,685	16,593	1,654	(4,260)	252,520
Fidelity Series Value Discovery Fund	243,747	55,836	83,220	10,027	2,319	(3,051)	215,631
	40,534,513	4,463,342	6,830,769	1,382,782	(795,172)	(818,079)	36,553,835

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,341,707	2,341,707	-	-

International Equity Funds	4,702,686	4,702,686	-	-

Bond Funds	25,629,069	25,629,069	-	-

Short-Term Funds	3,880,373	3,880,373	-	-
Total Investments in Securities:	36,553,835	36,553,835	-	-
Fidelity Simplicity RMD Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $38,963,634)	$36,553,835

Total Investment in Securities (cost $38,963,634)		$36,553,835
Cash		209
Receivable for investments sold		345,453
Receivable for fund shares sold		5,105
Total assets		36,904,602
Liabilities
Payable for investments purchased	$336,891
Payable for fund shares redeemed	418
Accrued management fee	13,949
Total Liabilities		351,258
Net Assets		$36,553,344
Net Assets consist of:
Paid in capital		$39,903,929
Total accumulated earnings (loss)		(3,350,585)
Net Assets		$36,553,344
Net Asset Value , offering price and redemption price per share ($36,553,344 ÷ 676,564 shares)		$54.03

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,219,942
Expenses
Management fee	$86,472
Independent trustees' fees and expenses	73
Total expenses before reductions	86,545
Expense reductions	(71)
Total expenses after reductions		86,474
Net Investment income (loss)		1,133,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(795,172)
Capital gain distributions from underlying funds:
Affiliated issuers	162,840
Total net realized gain (loss)		(632,332)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(818,079)
Total change in net unrealized appreciation (depreciation)		(818,079)
Net gain (loss)		(1,450,411)
Net increase (decrease) in net assets resulting from operations		$(316,943)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,133,468	$1,129,170
Net realized gain (loss)	(632,332)	933,383
Change in net unrealized appreciation (depreciation)	(818,079)	(5,536,828)
Net increase (decrease) in net assets resulting from operations	(316,943)	(3,474,275)
Distributions to shareholders	(1,769,921)	(2,059,213)
Share transactions
Proceeds from sales of shares	586,284	7,800,124
Reinvestment of distributions	1,562,193	1,830,077
Cost of shares redeemed	(4,042,223)	(9,786,111)
Net increase (decrease) in net assets resulting from share transactions	(1,893,746)	(155,910)
Total increase (decrease) in net assets	(3,980,610)	(5,689,398)

Net Assets
Beginning of period	40,533,954	46,223,352
End of period	$36,553,344	$40,533,954

Other Information
Shares
Sold	10,724	126,863
Issued in reinvestment of distributions	29,438	29,375
Redeemed	(75,797)	(161,848)
Net increase (decrease)	(35,635)	(5,610)

Financial Highlights
Fidelity Simplicity RMD Income Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$56.91	$64.40	$61.11	$58.52	$57.61	$61.22
Income from Investment Operations
Net investment income (loss) A,B	1.615	1.542	.572	.950	1.164	1.013
Net realized and unrealized gain (loss)	(1.962)	(6.196)	4.418	3.181	1.632	.513
Total from investment operations	(.347)	(4.654)	4.990	4.131	2.796	1.526
Distributions from net investment income	(1.637)	(1.516)	(.562)	(1.020)	(1.163)	(.986)
Distributions from net realized gain	(.896)	(1.320)	(1.138)	(.521)	(.723)	(4.150)
Total distributions	(2.533)	(2.836)	(1.700)	(1.541)	(1.886)	(5.136)
Net asset value, end of period	$54.03	$56.91	$64.40	$61.11	$58.52	$57.61
Total Return C,D	(.45)%	(7.54)%	8.26%	7.19%	5.03%	2.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46% G	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	6.02% G	2.56%	.91%	1.62%	2.04%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$36,553	$40,534	$46,223	$39,908	$21,145	$13,457
Portfolio turnover rate H	24% G	59%	37%	42% I	38%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Simplicity RMD 2010 Fund℠
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Money Market Fund 4.42%	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series International Growth Fund	2.9
Fidelity Series Overseas Fund	2.9
Fidelity Series International Value Fund	2.9
81.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,997	46,818
Fidelity Series Blue Chip Growth Fund (a)	11,315	126,959
Fidelity Series Commodity Strategy Fund (a)	738	77,397
Fidelity Series Growth Company Fund (a)	15,563	235,941
Fidelity Series Intrinsic Opportunities Fund (a)	5,148	63,572
Fidelity Series Large Cap Stock Fund (a)	12,658	225,953
Fidelity Series Large Cap Value Index Fund (a)	4,884	70,870
Fidelity Series Opportunistic Insights Fund (a)	9,202	140,052
Fidelity Series Small Cap Discovery Fund (a)	2,025	22,118
Fidelity Series Small Cap Opportunities Fund (a)	5,706	72,869
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,556	158,328
Fidelity Series Value Discovery Fund (a)	8,827	134,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,355,499)		1,375,043

International Equity Funds - 17.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,389	119,453
Fidelity Series Emerging Markets Fund (a)	8,057	68,969
Fidelity Series Emerging Markets Opportunities Fund (a)	36,650	631,484
Fidelity Series International Growth Fund (a)	19,294	301,950
Fidelity Series International Small Cap Fund (a)	5,180	82,512
Fidelity Series International Value Fund (a)	27,699	299,703
Fidelity Series Overseas Fund (a)	25,497	301,124
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,746,383)		1,805,195

Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	142,799	1,335,173
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	50,784	403,731
Fidelity Series Emerging Markets Debt Fund (a)	7,158	54,254
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,962	17,799
Fidelity Series Floating Rate High Income Fund (a)	1,149	10,246
Fidelity Series High Income Fund (a)	6,745	56,049
Fidelity Series International Credit Fund (a)	419	3,355
Fidelity Series International Developed Markets Bond Index Fund (a)	47,842	410,002
Fidelity Series Investment Grade Bond Fund (a)	359,159	3,656,244
Fidelity Series Long-Term Treasury Bond Index Fund (a)	78,787	492,421
Fidelity Series Real Estate Income Fund (a)	1,997	19,952
TOTAL BOND FUNDS (Cost $7,152,519)		6,459,226

Short-Term Funds - 7.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	649,734	649,734
Fidelity Series Short-Term Credit Fund (a)	12,318	118,873
TOTAL SHORT-TERM FUNDS (Cost $771,876)		768,607

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,026,277)	10,408,071
NET OTHER ASSETS (LIABILITIES) - 0.0%	(176)
NET ASSETS - 100.0%	10,407,895

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,403,450	202,244	171,723	65,115	(4,905)	(93,893)	1,335,173
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	422,238	92,513	57,131	25,491	(9,207)	(44,682)	403,731
Fidelity Series All-Sector Equity Fund	59,213	4,499	14,784	2,343	(2,790)	680	46,818
Fidelity Series Blue Chip Growth Fund	132,935	36,900	35,519	4,380	(5,508)	(1,849)	126,959
Fidelity Series Canada Fund	139,778	8,474	29,638	3,494	(822)	1,661	119,453
Fidelity Series Commodity Strategy Fund	171,741	100,500	95,548	88,775	(48,528)	(50,768)	77,397
Fidelity Series Emerging Markets Debt Fund	59,494	2,298	8,733	1,643	(2,399)	3,594	54,254
Fidelity Series Emerging Markets Debt Local Currency Fund	19,815	266	3,673	-	(677)	2,068	17,799
Fidelity Series Emerging Markets Fund	88,289	3,014	25,566	1,828	(4,199)	7,431	68,969
Fidelity Series Emerging Markets Opportunities Fund	796,754	38,961	236,087	15,366	(42,226)	74,082	631,484
Fidelity Series Floating Rate High Income Fund	11,402	578	1,824	409	(75)	165	10,246
Fidelity Series Government Money Market Fund 4.42%	523,665	181,761	55,692	10,036	-	-	649,734
Fidelity Series Growth Company Fund	269,035	34,968	65,252	1,273	(14,032)	11,222	235,941
Fidelity Series High Income Fund	61,566	3,658	7,953	1,927	(934)	(288)	56,049
Fidelity Series International Credit Fund	3,451	133	-	133	-	(229)	3,355
Fidelity Series International Developed Markets Bond Index Fund	455,236	32,279	50,694	2,476	(4,917)	(21,902)	410,002
Fidelity Series International Growth Fund	331,753	26,789	62,516	9,541	(13,790)	19,714	301,950
Fidelity Series International Small Cap Fund	89,837	6,403	11,506	4,616	(3,022)	800	82,512
Fidelity Series International Value Fund	328,927	13,502	70,188	9,343	(7,780)	35,242	299,703
Fidelity Series Intrinsic Opportunities Fund	172,684	55,167	121,685	46,615	(6,337)	(36,257)	63,572
Fidelity Series Investment Grade Bond Fund	3,882,104	307,028	414,706	65,654	(43,566)	(74,616)	3,656,244
Fidelity Series Large Cap Stock Fund	255,107	46,410	75,661	15,478	(3,430)	3,527	225,953
Fidelity Series Large Cap Value Index Fund	85,932	5,093	20,446	2,406	(235)	526	70,870
Fidelity Series Long-Term Treasury Bond Index Fund	539,551	63,087	69,089	7,064	(3,834)	(37,294)	492,421
Fidelity Series Opportunistic Insights Fund	150,723	28,992	33,692	6,272	(2,877)	(3,094)	140,052
Fidelity Series Overseas Fund	333,700	21,973	65,691	5,025	(10,576)	21,718	301,124
Fidelity Series Real Estate Income Fund	32,013	4,775	14,403	2,049	(1,653)	(780)	19,952
Fidelity Series Short-Term Credit Fund	130,581	2,143	13,358	1,264	(340)	(153)	118,873
Fidelity Series Small Cap Discovery Fund	27,522	1,667	6,852	1,141	(1,376)	1,157	22,118
Fidelity Series Small Cap Opportunities Fund	91,352	7,218	26,052	3,960	(1,885)	2,236	72,869
Fidelity Series Stock Selector Large Cap Value Fund	190,122	20,936	52,059	10,525	(3,557)	2,886	158,328
Fidelity Series Value Discovery Fund	146,563	24,601	36,750	6,357	(919)	671	134,166
	11,406,533	1,378,830	1,954,471	421,999	(246,396)	(176,425)	10,408,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,375,043	1,375,043	-	-

International Equity Funds	1,805,195	1,805,195	-	-

Bond Funds	6,459,226	6,459,226	-	-

Short-Term Funds	768,607	768,607	-	-
Total Investments in Securities:	10,408,071	10,408,071	-	-
Fidelity Simplicity RMD 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,026,277)	$10,408,071

Total Investment in Securities (cost $11,026,277)		$10,408,071
Cash		32
Receivable for investments sold		125,790
Receivable for fund shares sold		10,013
Total assets		10,543,906
Liabilities
Payable for investments purchased	$127,701
Payable for fund shares redeemed	4,094
Accrued management fee	4,216
Total Liabilities		136,011
Net Assets		$10,407,895
Net Assets consist of:
Paid in capital		$11,354,210
Total accumulated earnings (loss)		(946,315)
Net Assets		$10,407,895
Net Asset Value , offering price and redemption price per share ($10,407,895 ÷ 209,489 shares)		$49.68

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$329,696
Expenses
Management fee	$25,444
Independent trustees' fees and expenses	20
Total expenses before reductions	25,464
Expense reductions	(72)
Total expenses after reductions		25,392
Net Investment income (loss)		304,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(246,396)
Capital gain distributions from underlying funds:
Affiliated issuers	92,303
Total net realized gain (loss)		(154,093)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(176,425)
Total change in net unrealized appreciation (depreciation)		(176,425)
Net gain (loss)		(330,518)
Net increase (decrease) in net assets resulting from operations		$(26,214)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,304	$345,511
Net realized gain (loss)	(154,093)	262,718
Change in net unrealized appreciation (depreciation)	(176,425)	(1,841,306)
Net increase (decrease) in net assets resulting from operations	(26,214)	(1,233,077)
Distributions to shareholders	(488,672)	(663,449)
Share transactions
Proceeds from sales of shares	51,977	2,025,768
Reinvestment of distributions	434,074	591,517
Cost of shares redeemed	(969,610)	(4,140,067)
Net increase (decrease) in net assets resulting from share transactions	(483,559)	(1,522,782)
Total increase (decrease) in net assets	(998,445)	(3,419,308)

Net Assets
Beginning of period	11,406,340	14,825,648
End of period	$10,407,895	$11,406,340

Other Information
Shares
Sold	1,097	35,677
Issued in reinvestment of distributions	8,970	10,199
Redeemed	(19,554)	(74,473)
Net increase (decrease)	(9,487)	(28,597)

Financial Highlights
Fidelity Simplicity RMD 2010 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.09	$59.88	$55.75	$53.53	$53.40	$60.82
Income from Investment Operations
Net investment income (loss) A,B	1.433	1.444	.508	.888	1.026	.877
Net realized and unrealized gain (loss)	(1.527)	(6.454)	5.365	3.009	1.329	1.285
Total from investment operations	(.094)	(5.010)	5.873	3.897	2.355	2.162
Distributions from net investment income	(1.450)	(1.433)	(.533)	(.908)	(1.028)	(.850)
Distributions from net realized gain	(.866)	(1.347)	(1.210)	(.769)	(1.197)	(8.732)
Total distributions	(2.316)	(2.780)	(1.743)	(1.677)	(2.225)	(9.582)
Net asset value, end of period	$49.68	$52.09	$59.88	$55.75	$53.53	$53.40
Total Return C,D	.02%	(8.77)%	10.69%	7.44%	4.66%	3.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.49%	.50%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.49% G	.49%	.50%	.51%	.52%	.53%
Expenses net of all reductions	.49% G	.49%	.50%	.51%	.52%	.53%
Net investment income (loss)	5.85% G	2.58%	.88%	1.66%	1.97%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$10,408	$11,406	$14,826	$11,105	$10,548	$6,867
Portfolio turnover rate H	26% G	58%	32%	51%	32%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2015 Fund℠
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Government Money Market Fund 4.42%	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Growth Fund	3.6
Fidelity Series Overseas Fund	3.6
Fidelity Series International Value Fund	3.6
75.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	16,838	157,768
Fidelity Series Blue Chip Growth Fund (a)	38,127	427,780
Fidelity Series Commodity Strategy Fund (a)	1,718	180,090
Fidelity Series Growth Company Fund (a)	52,444	795,051
Fidelity Series Intrinsic Opportunities Fund (a)	17,265	213,219
Fidelity Series Large Cap Stock Fund (a)	42,656	761,405
Fidelity Series Large Cap Value Index Fund (a)	16,432	238,421
Fidelity Series Opportunistic Insights Fund (a)	31,006	471,910
Fidelity Series Small Cap Discovery Fund (a)	6,825	74,530
Fidelity Series Small Cap Opportunities Fund (a)	19,227	245,535
Fidelity Series Stock Selector Large Cap Value Fund (a)	42,308	533,509
Fidelity Series Value Discovery Fund (a)	29,827	453,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,558,931)		4,552,590

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	24,440	348,024
Fidelity Series Emerging Markets Fund (a)	21,737	186,072
Fidelity Series Emerging Markets Opportunities Fund (a)	98,645	1,699,652
Fidelity Series International Growth Fund (a)	55,981	876,096
Fidelity Series International Small Cap Fund (a)	15,028	239,397
Fidelity Series International Value Fund (a)	80,497	870,978
Fidelity Series Overseas Fund (a)	74,101	875,138
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,948,478)		5,095,357

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	187,783	1,755,773
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	197,098	1,566,932
Fidelity Series Emerging Markets Debt Fund (a)	16,668	126,346
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,572	41,470
Fidelity Series Floating Rate High Income Fund (a)	2,660	23,729
Fidelity Series High Income Fund (a)	15,695	130,421
Fidelity Series International Credit Fund (a)	556	4,445
Fidelity Series International Developed Markets Bond Index Fund (a)	111,785	957,994
Fidelity Series Investment Grade Bond Fund (a)	751,991	7,655,272
Fidelity Series Long-Term Treasury Bond Index Fund (a)	192,498	1,203,113
Fidelity Series Real Estate Income Fund (a)	4,657	46,525
TOTAL BOND FUNDS (Cost $15,110,693)		13,512,020

Short-Term Funds - 4.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	960,059	960,059
Fidelity Series Short-Term Credit Fund (a)	14,242	137,433
TOTAL SHORT-TERM FUNDS (Cost $1,100,248)		1,097,492

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,718,350)	24,257,459
NET OTHER ASSETS (LIABILITIES) - 0.0%	(526)
NET ASSETS - 100.0%	24,256,933

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,803,857	325,480	244,942	84,587	(7,455)	(121,167)	1,755,773
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,702,834	309,365	225,116	97,703	(45,537)	(174,614)	1,566,932
Fidelity Series All-Sector Equity Fund	195,613	16,134	46,673	7,864	(10,793)	3,487	157,768
Fidelity Series Blue Chip Growth Fund	438,965	130,196	116,515	14,756	(16,354)	(8,512)	427,780
Fidelity Series Canada Fund	410,640	31,384	95,582	10,194	(3,336)	4,918	348,024
Fidelity Series Commodity Strategy Fund	404,602	256,023	239,729	215,512	(125,115)	(115,691)	180,090
Fidelity Series Emerging Markets Debt Fund	140,166	5,834	22,097	3,856	(4,766)	7,209	126,346
Fidelity Series Emerging Markets Debt Local Currency Fund	46,646	672	8,957	-	(1,332)	4,441	41,470
Fidelity Series Emerging Markets Fund	236,052	11,559	69,936	4,854	(16,579)	24,976	186,072
Fidelity Series Emerging Markets Opportunities Fund	2,130,574	132,506	644,610	40,929	(182,887)	264,069	1,699,652
Fidelity Series Floating Rate High Income Fund	26,876	6,309	9,632	939	(601)	777	23,729
Fidelity Series Government Money Market Fund 4.42%	626,134	431,224	97,299	14,156	-	-	960,059
Fidelity Series Growth Company Fund	888,543	124,988	208,326	4,278	(30,633)	20,479	795,051
Fidelity Series High Income Fund	145,113	11,844	23,405	4,524	(2,979)	(152)	130,421
Fidelity Series International Credit Fund	4,572	177	-	177	-	(304)	4,445
Fidelity Series International Developed Markets Bond Index Fund	1,070,824	97,424	145,667	5,824	(18,236)	(46,351)	957,994
Fidelity Series International Growth Fund	974,490	93,908	207,317	27,835	(41,053)	56,068	876,096
Fidelity Series International Small Cap Fund	264,486	19,656	37,313	13,465	(12,932)	5,500	239,397
Fidelity Series International Value Fund	965,986	44,667	218,331	27,258	(26,012)	104,668	870,978
Fidelity Series Intrinsic Opportunities Fund	562,926	170,278	376,152	156,486	(27,158)	(116,675)	213,219
Fidelity Series Investment Grade Bond Fund	8,195,651	873,531	1,151,783	138,108	(147,504)	(114,623)	7,655,272
Fidelity Series Large Cap Stock Fund	842,555	158,130	239,421	51,132	(11,629)	11,770	761,405
Fidelity Series Large Cap Value Index Fund	283,842	23,331	69,167	8,085	(1,411)	1,826	238,421
Fidelity Series Long-Term Treasury Bond Index Fund	1,333,213	165,730	190,687	17,419	(11,729)	(93,414)	1,203,113
Fidelity Series Opportunistic Insights Fund	497,805	103,027	107,977	21,094	(11,170)	(9,775)	471,910
Fidelity Series Overseas Fund	979,758	81,644	217,268	14,660	(32,542)	63,546	875,138
Fidelity Series Real Estate Income Fund	81,973	10,136	39,069	5,099	(4,169)	(2,346)	46,525
Fidelity Series Short-Term Credit Fund	155,926	5,572	23,347	1,501	(635)	(83)	137,433
Fidelity Series Small Cap Discovery Fund	90,903	7,093	22,638	3,819	(4,072)	3,244	74,530
Fidelity Series Small Cap Opportunities Fund	305,067	30,362	90,831	13,354	(7,769)	8,706	245,535
Fidelity Series Stock Selector Large Cap Value Fund	627,995	66,718	157,746	35,403	(12,800)	9,342	533,509
Fidelity Series Value Discovery Fund	484,128	97,497	126,603	21,380	(3,020)	1,370	453,372
	26,918,715	3,842,399	5,474,136	1,066,251	(822,208)	(207,311)	24,257,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,552,590	4,552,590	-	-

International Equity Funds	5,095,357	5,095,357	-	-

Bond Funds	13,512,020	13,512,020	-	-

Short-Term Funds	1,097,492	1,097,492	-	-
Total Investments in Securities:	24,257,459	24,257,459	-	-
Fidelity Simplicity RMD 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,718,350)	$24,257,459

Total Investment in Securities (cost $25,718,350)		$24,257,459
Cash		1
Receivable for investments sold		301,980
Total assets		24,559,440
Liabilities
Payable for investments purchased	$287,695
Payable for fund shares redeemed	4,168
Accrued management fee	10,644
Total Liabilities		302,507
Net Assets		$24,256,933
Net Assets consist of:
Paid in capital		$26,605,593
Total accumulated earnings (loss)		(2,348,660)
Net Assets		$24,256,933
Net Asset Value , offering price and redemption price per share ($24,256,933 ÷ 435,711 shares)		$55.67

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$761,748
Expenses
Management fee	$64,674
Independent trustees' fees and expenses	48
Total expenses before reductions	64,722
Expense reductions	(70)
Total expenses after reductions		64,652
Net Investment income (loss)		697,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(822,208)
Capital gain distributions from underlying funds:
Affiliated issuers	304,503
Total net realized gain (loss)		(517,705)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(207,311)
Total change in net unrealized appreciation (depreciation)		(207,311)
Net gain (loss)		(725,016)
Net increase (decrease) in net assets resulting from operations		$(27,920)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$697,096	$785,008
Net realized gain (loss)	(517,705)	883,754
Change in net unrealized appreciation (depreciation)	(207,311)	(4,769,552)
Net increase (decrease) in net assets resulting from operations	(27,920)	(3,100,790)
Distributions to shareholders	(1,258,216)	(1,738,925)
Share transactions
Proceeds from sales of shares	642,911	6,526,136
Reinvestment of distributions	1,107,902	1,595,979
Cost of shares redeemed	(3,125,346)	(7,740,580)
Net increase (decrease) in net assets resulting from share transactions	(1,374,533)	381,535
Total increase (decrease) in net assets	(2,660,669)	(4,458,180)

Net Assets
Beginning of period	26,917,602	31,375,782
End of period	$24,256,933	$26,917,602

Other Information
Shares
Sold	11,694	99,713
Issued in reinvestment of distributions	20,524	24,193
Redeemed	(57,613)	(122,767)
Net increase (decrease)	(25,395)	1,139

Financial Highlights
Fidelity Simplicity RMD 2015 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$58.38	$68.21	$61.80	$59.41	$59.14	$64.98
Income from Investment Operations
Net investment income (loss) A,B	1.556	1.629	.565	.947	1.093	.869
Net realized and unrealized gain (loss)	(1.457)	(7.886)	7.894	3.526	1.336	2.076
Total from investment operations	.099	(6.257)	8.459	4.473	2.429	2.945
Distributions from net investment income	(1.569)	(1.569)	(.598)	(.987)	(1.092)	(.877)
Distributions from net realized gain	(1.240)	(2.004)	(1.451)	(1.096)	(1.067)	(7.908)
Total distributions	(2.809)	(3.573)	(2.049)	(2.083)	(2.159)	(8.785)
Net asset value, end of period	$55.67	$58.38	$68.21	$61.80	$59.41	$59.14
Total Return C,D	.41%	(9.69)%	13.92%	7.71%	4.36%	5.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53% G	.54%	.55%	.55%	.57%	.58%
Expenses net of fee waivers, if any	.53% G	.54%	.55%	.55%	.57%	.58%
Expenses net of all reductions	.53% G	.54%	.55%	.55%	.57%	.57%
Net investment income (loss)	5.71% G	2.58%	.86%	1.60%	1.89%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$24,257	$26,918	$31,376	$21,546	$20,922	$13,754
Portfolio turnover rate H	31% G	58%	30%	48%	28%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2020 Fund℠
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	26.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series International Growth Fund	4.3
Fidelity Series Overseas Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Growth Company Fund	4.3
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
74.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	48,802	457,276
Fidelity Series Blue Chip Growth Fund (a)	110,498	1,239,785
Fidelity Series Commodity Strategy Fund (a)	3,800	398,344
Fidelity Series Growth Company Fund (a)	151,998	2,304,289
Fidelity Series Intrinsic Opportunities Fund (a)	50,069	618,346
Fidelity Series Large Cap Stock Fund (a)	123,638	2,206,943
Fidelity Series Large Cap Value Index Fund (a)	47,524	689,576
Fidelity Series Opportunistic Insights Fund (a)	89,870	1,367,815
Fidelity Series Small Cap Discovery Fund (a)	19,780	215,998
Fidelity Series Small Cap Opportunities Fund (a)	55,726	711,618
Fidelity Series Stock Selector Large Cap Value Fund (a)	122,423	1,543,758
Fidelity Series Value Discovery Fund (a)	86,694	1,317,749
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,308,570)		13,071,497

International Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	64,804	922,813
Fidelity Series Emerging Markets Fund (a)	54,638	467,703
Fidelity Series Emerging Markets Opportunities Fund (a)	247,641	4,266,859
Fidelity Series International Growth Fund (a)	148,437	2,323,032
Fidelity Series International Small Cap Fund (a)	39,848	634,779
Fidelity Series International Value Fund (a)	213,443	2,309,453
Fidelity Series Overseas Fund (a)	196,484	2,320,482
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,998,383)		13,245,121

Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	93,405	873,341
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	607,121	4,826,608
Fidelity Series Emerging Markets Debt Fund (a)	36,872	279,490
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,110	91,699
Fidelity Series Floating Rate High Income Fund (a)	5,850	52,181
Fidelity Series High Income Fund (a)	34,662	288,039
Fidelity Series International Credit Fund (a)	1,284	10,274
Fidelity Series International Developed Markets Bond Index Fund (a)	247,308	2,119,433
Fidelity Series Investment Grade Bond Fund (a)	1,415,995	14,414,825
Fidelity Series Long-Term Treasury Bond Index Fund (a)	481,513	3,009,456
Fidelity Series Real Estate Income Fund (a)	10,305	102,950
TOTAL BOND FUNDS (Cost $29,410,833)		26,068,296

Short-Term Funds - 2.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	1,190,506	1,190,506
Fidelity Series Short-Term Credit Fund (a)	8,418	81,231
TOTAL SHORT-TERM FUNDS (Cost $1,273,288)		1,271,737

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,991,074)	53,656,651
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,059)
NET ASSETS - 100.0%	53,655,592

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	627,050	368,468	70,242	37,663	(921)	(51,014)	873,341
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,202,740	875,884	581,494	293,596	(107,512)	(563,010)	4,826,608
Fidelity Series All-Sector Equity Fund	546,976	44,123	113,574	22,383	(30,501)	10,252	457,276
Fidelity Series Blue Chip Growth Fund	1,227,195	371,012	289,802	41,262	(48,763)	(19,857)	1,239,785
Fidelity Series Canada Fund	1,066,585	95,722	243,999	26,673	(9,399)	13,904	922,813
Fidelity Series Commodity Strategy Fund	877,329	552,405	510,596	465,833	(270,458)	(250,336)	398,344
Fidelity Series Emerging Markets Debt Fund	303,956	14,169	43,957	8,312	(8,804)	14,126	279,490
Fidelity Series Emerging Markets Debt Local Currency Fund	101,211	2,680	18,885	-	(3,107)	9,800	91,699
Fidelity Series Emerging Markets Fund	573,728	37,654	165,277	11,836	(39,171)	60,769	467,703
Fidelity Series Emerging Markets Opportunities Fund	5,177,815	333,459	1,444,646	100,071	(416,909)	617,140	4,266,859
Fidelity Series Floating Rate High Income Fund	58,277	22,697	29,145	1,986	(1,856)	2,208	52,181
Fidelity Series Government Money Market Fund 4.42%	362,121	891,250	62,865	15,358	-	-	1,190,506
Fidelity Series Growth Company Fund	2,484,256	367,422	521,287	12,150	(98,700)	72,598	2,304,289
Fidelity Series High Income Fund	314,647	29,191	48,931	9,765	(6,970)	102	288,039
Fidelity Series International Credit Fund	10,567	409	-	408	-	(702)	10,274
Fidelity Series International Developed Markets Bond Index Fund	2,316,678	251,489	309,514	12,465	(38,637)	(100,583)	2,119,433
Fidelity Series International Growth Fund	2,531,624	242,732	490,904	72,828	(121,425)	161,005	2,323,032
Fidelity Series International Small Cap Fund	687,059	50,515	82,658	35,225	(37,115)	16,978	634,779
Fidelity Series International Value Fund	2,510,416	135,659	540,024	71,315	(65,129)	268,531	2,309,453
Fidelity Series Intrinsic Opportunities Fund	1,567,418	454,468	998,240	438,855	(59,862)	(345,438)	618,346
Fidelity Series Investment Grade Bond Fund	15,049,798	1,869,511	2,032,242	252,361	(257,756)	(214,486)	14,414,825
Fidelity Series Large Cap Stock Fund	2,355,875	432,844	583,107	143,638	(32,974)	34,305	2,206,943
Fidelity Series Large Cap Value Index Fund	793,629	55,696	161,543	23,019	(5,207)	7,001	689,576
Fidelity Series Long-Term Treasury Bond Index Fund	3,262,420	404,409	402,811	42,410	(53,297)	(201,265)	3,009,456
Fidelity Series Opportunistic Insights Fund	1,391,594	290,615	255,806	60,067	(27,036)	(31,552)	1,367,815
Fidelity Series Overseas Fund	2,546,099	212,968	519,622	38,355	(94,676)	175,713	2,320,482
Fidelity Series Real Estate Income Fund	182,145	18,869	84,216	11,069	(9,047)	(4,801)	102,950
Fidelity Series Short-Term Credit Fund	90,087	7,888	16,307	872	(277)	(160)	81,231
Fidelity Series Small Cap Discovery Fund	254,178	20,071	56,227	10,861	(12,654)	10,630	215,998
Fidelity Series Small Cap Opportunities Fund	853,502	73,771	218,947	37,308	(22,041)	25,333	711,618
Fidelity Series Stock Selector Large Cap Value Fund	1,755,837	169,621	371,718	100,816	(38,368)	28,386	1,543,758
Fidelity Series Value Discovery Fund	1,353,615	285,402	315,231	60,881	(4,391)	(1,646)	1,317,749
	58,436,427	8,983,073	11,583,817	2,459,641	(1,922,963)	(256,069)	53,656,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	13,071,497	13,071,497	-	-

International Equity Funds	13,245,121	13,245,121	-	-

Bond Funds	26,068,296	26,068,296	-	-

Short-Term Funds	1,271,737	1,271,737	-	-
Total Investments in Securities:	53,656,651	53,656,651	-	-
Fidelity Simplicity RMD 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $56,991,074)	$53,656,651

Total Investment in Securities (cost $56,991,074)		$53,656,651
Cash		188
Receivable for investments sold		642,442
Receivable for fund shares sold		647
Total assets		54,299,928
Liabilities
Payable for investments purchased	$613,967
Payable for fund shares redeemed	5,364
Accrued management fee	25,005
Total Liabilities		644,336
Net Assets		$53,655,592
Net Assets consist of:
Paid in capital		$59,076,669
Total accumulated earnings (loss)		(5,421,077)
Net Assets		$53,655,592
Net Asset Value , offering price and redemption price per share ($53,655,592 ÷ 944,292 shares)		$56.82

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,609,920
Expenses
Management fee	$149,757
Independent trustees' fees and expenses	102
Total expenses before reductions	149,859
Expense reductions	(70)
Total expenses after reductions		149,789
Net Investment income (loss)		1,460,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,922,963)
Capital gain distributions from underlying funds:
Affiliated issuers	849,721
Total net realized gain (loss)		(1,073,242)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(256,069)
Total change in net unrealized appreciation (depreciation)		(256,069)
Net gain (loss)		(1,329,311)
Net increase (decrease) in net assets resulting from operations		$130,820
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,460,131	$1,681,186
Net realized gain (loss)	(1,073,242)	2,511,654
Change in net unrealized appreciation (depreciation)	(256,069)	(11,882,740)
Net increase (decrease) in net assets resulting from operations	130,820	(7,689,900)
Distributions to shareholders	(3,006,998)	(4,086,853)
Share transactions
Proceeds from sales of shares	1,021,706	16,359,796
Reinvestment of distributions	2,818,067	3,771,778
Cost of shares redeemed	(5,743,238)	(17,530,600)
Net increase (decrease) in net assets resulting from share transactions	(1,903,465)	2,600,974
Total increase (decrease) in net assets	(4,779,643)	(9,175,779)

Net Assets
Beginning of period	58,435,235	67,611,014
End of period	$53,655,592	$58,435,235

Other Information
Shares
Sold	18,465	241,238
Issued in reinvestment of distributions	51,392	55,153
Redeemed	(104,492)	(272,603)
Net increase (decrease)	(34,635)	23,788

Financial Highlights
Fidelity Simplicity RMD 2020 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$59.69	$70.79	$62.18	$59.88	$59.80	$64.06
Income from Investment Operations
Net investment income (loss) A,B	1.538	1.637	.586	.930	1.031	.813
Net realized and unrealized gain (loss)	(1.240)	(8.714)	9.999	3.672	1.221	2.708
Total from investment operations	.298	(7.077)	10.585	4.602	2.252	3.521
Distributions from net investment income	(1.558)	(1.614)	(.617)	(.966)	(1.061)	(.810)
Distributions from net realized gain	(1.610)	(2.409)	(1.358)	(1.336)	(1.111)	(6.971)
Total distributions	(3.168)	(4.023)	(1.975)	(2.302)	(2.172)	(7.781)
Net asset value, end of period	$56.82	$59.69	$70.79	$62.18	$59.88	$59.80
Total Return C,D	.80%	(10.63)%	17.29%	7.88%	4.04%	6.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57% G	.58%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.57% G	.58%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.57% G	.58%	.59%	.60%	.61%	.62%
Net investment income (loss)	5.55% G	2.51%	.87%	1.57%	1.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$53,656	$58,435	$67,611	$49,365	$43,005	$26,667
Portfolio turnover rate H	34% G	62%	34%	48%	29%	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2025 Fund℠
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.1
Fidelity Series Growth Company Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	3.9
74.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	11,858	111,113
Fidelity Series Blue Chip Growth Fund (a)	26,851	301,272
Fidelity Series Commodity Strategy Fund (a)	784	82,213
Fidelity Series Growth Company Fund (a)	36,933	559,908
Fidelity Series Intrinsic Opportunities Fund (a)	12,155	150,109
Fidelity Series Large Cap Stock Fund (a)	30,039	536,198
Fidelity Series Large Cap Value Index Fund (a)	11,559	167,719
Fidelity Series Opportunistic Insights Fund (a)	21,813	331,995
Fidelity Series Small Cap Discovery Fund (a)	4,809	52,513
Fidelity Series Small Cap Opportunities Fund (a)	13,543	172,949
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,760	375,272
Fidelity Series Value Discovery Fund (a)	21,075	320,334
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,325,534)		3,161,595

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,056	214,394
Fidelity Series Emerging Markets Fund (a)	12,289	105,191
Fidelity Series Emerging Markets Opportunities Fund (a)	55,657	958,966
Fidelity Series International Growth Fund (a)	34,483	539,658
Fidelity Series International Small Cap Fund (a)	9,257	147,462
Fidelity Series International Value Fund (a)	49,575	536,404
Fidelity Series Overseas Fund (a)	45,643	539,046
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,114,812)		3,041,121

Bond Funds - 42.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	110,792	880,799
Fidelity Series Emerging Markets Debt Fund (a)	7,621	57,769
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,093	18,979
Fidelity Series Floating Rate High Income Fund (a)	1,205	10,748
Fidelity Series High Income Fund (a)	7,165	59,543
Fidelity Series International Credit Fund (a)	347	2,775
Fidelity Series International Developed Markets Bond Index Fund (a)	50,029	428,752
Fidelity Series Investment Grade Bond Fund (a)	255,557	2,601,568
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,364	677,274
Fidelity Series Real Estate Income Fund (a)	2,128	21,260
TOTAL BOND FUNDS (Cost $5,413,386)		4,759,467

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	142,759	142,759
Fidelity Series Short-Term Credit Fund (a)	395	3,807
TOTAL SHORT-TERM FUNDS (Cost $146,517)		146,566

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,000,249)	11,108,749
NET OTHER ASSETS (LIABILITIES) - 0.0%	(288)
NET ASSETS - 100.0%	11,108,461

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	779,438	284,197	79,019	50,835	(6,782)	(97,035)	880,799
Fidelity Series All-Sector Equity Fund	118,129	23,073	26,312	5,279	(4,768)	991	111,113
Fidelity Series Blue Chip Growth Fund	264,971	120,047	72,901	9,063	(13,013)	2,168	301,272
Fidelity Series Canada Fund	222,220	45,789	56,447	6,027	(1,609)	4,441	214,394
Fidelity Series Commodity Strategy Fund	163,734	115,764	99,175	87,579	(50,687)	(47,423)	82,213
Fidelity Series Emerging Markets Debt Fund	56,737	10,166	10,404	1,627	(1,687)	2,957	57,769
Fidelity Series Emerging Markets Debt Local Currency Fund	18,918	2,861	4,217	-	(392)	1,809	18,979
Fidelity Series Emerging Markets Fund	115,194	19,513	35,304	2,573	(4,120)	9,908	105,191
Fidelity Series Emerging Markets Opportunities Fund	1,039,199	185,142	319,262	21,759	(56,635)	110,522	958,966
Fidelity Series Floating Rate High Income Fund	10,870	6,009	6,204	384	(225)	298	10,748
Fidelity Series Government Money Market Fund 4.42%	-	151,686	8,927	1,739	-	-	142,759
Fidelity Series Growth Company Fund	536,464	150,379	127,290	2,870	(522)	877	559,908
Fidelity Series High Income Fund	58,689	13,211	11,188	1,922	(858)	(311)	59,543
Fidelity Series International Credit Fund	2,855	110	-	110	-	(190)	2,775
Fidelity Series International Developed Markets Bond Index Fund	422,550	88,742	57,065	2,401	(5,290)	(20,185)	428,752
Fidelity Series International Growth Fund	527,448	117,237	119,831	16,505	(14,154)	28,958	539,658
Fidelity Series International Small Cap Fund	143,102	26,005	18,415	7,955	(4,329)	1,099	147,462
Fidelity Series International Value Fund	523,044	96,164	132,110	16,110	(8,645)	57,951	536,404
Fidelity Series Intrinsic Opportunities Fund	337,872	113,804	212,385	98,438	(10,697)	(78,485)	150,109
Fidelity Series Investment Grade Bond Fund	2,444,056	576,814	350,803	43,235	(21,933)	(46,566)	2,601,568
Fidelity Series Large Cap Stock Fund	508,741	162,674	141,423	31,333	(7,015)	13,221	536,198
Fidelity Series Large Cap Value Index Fund	171,391	33,804	38,658	5,430	(2,116)	3,298	167,719
Fidelity Series Long-Term Treasury Bond Index Fund	663,856	164,861	102,627	9,065	(3,696)	(45,120)	677,274
Fidelity Series Opportunistic Insights Fund	300,481	108,818	65,959	14,170	(895)	(10,450)	331,995
Fidelity Series Overseas Fund	530,449	110,520	125,747	8,664	(7,617)	31,441	539,046
Fidelity Series Real Estate Income Fund	33,185	9,777	19,137	2,127	(1,829)	(736)	21,260
Fidelity Series Short-Term Credit Fund	-	3,758	-	14	-	49	3,807
Fidelity Series Small Cap Discovery Fund	54,890	11,086	13,579	2,561	(2,238)	2,354	52,513
Fidelity Series Small Cap Opportunities Fund	184,410	39,617	53,708	8,218	(4,435)	7,065	172,949
Fidelity Series Stock Selector Large Cap Value Fund	379,199	86,121	89,488	23,783	(5,352)	4,792	375,272
Fidelity Series Value Discovery Fund	292,341	97,480	68,717	14,361	(2,501)	1,731	320,334
	10,904,433	2,975,229	2,466,302	496,137	(244,040)	(60,571)	11,108,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,161,595	3,161,595	-	-

International Equity Funds	3,041,121	3,041,121	-	-

Bond Funds	4,759,467	4,759,467	-	-

Short-Term Funds	146,566	146,566	-	-
Total Investments in Securities:	11,108,749	11,108,749	-	-
Fidelity Simplicity RMD 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,000,249)	$11,108,749

Total Investment in Securities (cost $12,000,249)		$11,108,749
Receivable for investments sold		359,709
Total assets		11,468,458
Liabilities
Payable for investments purchased	$4,295
Payable for fund shares redeemed	350,000
Accrued management fee	5,702
Total Liabilities		359,997
Net Assets		$11,108,461
Net Assets consist of:
Paid in capital		$12,448,789
Total accumulated earnings (loss)		(1,340,328)
Net Assets		$11,108,461
Net Asset Value , offering price and redemption price per share ($11,108,461 ÷ 1,099,291 shares)		$10.11

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$304,715
Expenses
Management fee	$31,470
Independent trustees' fees and expenses	20
Total expenses before reductions	31,490
Expense reductions	(72)
Total expenses after reductions		31,418
Net Investment income (loss)		273,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(244,040)
Capital gain distributions from underlying funds:
Affiliated issuers	191,422
Total net realized gain (loss)		(52,618)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(60,571)
Total change in net unrealized appreciation (depreciation)		(60,571)
Net gain (loss)		(113,189)
Net increase (decrease) in net assets resulting from operations		$160,108
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,297	$274,958
Net realized gain (loss)	(52,618)	242,545
Change in net unrealized appreciation (depreciation)	(60,571)	(2,094,819)
Net increase (decrease) in net assets resulting from operations	160,108	(1,577,316)
Distributions to shareholders	(512,077)	(733,824)
Share transactions
Proceeds from sales of shares	1,629,745	6,604,735
Reinvestment of distributions	492,298	719,705
Cost of shares redeemed	(1,565,773)	(5,508,059)
Net increase (decrease) in net assets resulting from share transactions	556,270	1,816,381
Total increase (decrease) in net assets	204,301	(494,759)

Net Assets
Beginning of period	10,904,160	11,398,919
End of period	$11,108,461	$10,904,160

Other Information
Shares
Sold	171,779	554,677
Issued in reinvestment of distributions	50,946	59,330
Redeemed	(162,238)	(482,095)
Net increase (decrease)	60,487	131,912

Financial Highlights
Fidelity Simplicity RMD 2025 Fund℠

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.259	.269	.088	.118
Net realized and unrealized gain (loss)	(.151)	(1.561)	2.054	.822
Total from investment operations	.108	(1.292)	2.142	.940
Distributions from net investment income	(.264)	(.283)	(.106)	(.134)
Distributions from net realized gain	(.234)	(.495)	(.236)	(.036)
Total distributions	(.498)	(.778)	(.342)	(.170)
Net asset value, end of period	$10.11	$10.50	$12.57	$10.77
Total Return D,E	1.33%	(11.01)%	20.21%	9.45%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.62%	.63%	.64% H
Expenses net of fee waivers, if any	.61% H	.62%	.63%	.64% H
Expenses net of all reductions	.61% H	.62%	.63%	.64% H
Net investment income (loss)	5.30% H	2.35%	.74%	1.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,108	$10,904	$11,399	$5,676
Portfolio turnover rate I	48% H	79%	66%	54% H

A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2030 Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	20.6
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series International Growth Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Value Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.9
71.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2030 Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	140	1,315
Fidelity Series Blue Chip Growth Fund (a)	318	3,564
Fidelity Series Commodity Strategy Fund (a)	8	852
Fidelity Series Growth Company Fund (a)	437	6,624
Fidelity Series Intrinsic Opportunities Fund (a)	148	1,827
Fidelity Series Large Cap Stock Fund (a)	355	6,345
Fidelity Series Large Cap Value Index Fund (a)	136	1,971
Fidelity Series Opportunistic Insights Fund (a)	257	3,916
Fidelity Series Small Cap Discovery Fund (a)	57	621
Fidelity Series Small Cap Opportunities Fund (a)	160	2,046
Fidelity Series Stock Selector Large Cap Value Fund (a)	351	4,427
Fidelity Series Value Discovery Fund (a)	249	3,777
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,048)		37,285

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	172	2,451
Fidelity Series Emerging Markets Fund (a)	137	1,175
Fidelity Series Emerging Markets Opportunities Fund (a)	621	10,701
Fidelity Series International Growth Fund (a)	394	6,170
Fidelity Series International Small Cap Fund (a)	106	1,686
Fidelity Series International Value Fund (a)	567	6,134
Fidelity Series Overseas Fund (a)	522	6,163
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,825)		34,480

Bond Funds - 36.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	551	4,381
Fidelity Series Emerging Markets Debt Fund (a)	78	588
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	22	196
Fidelity Series Floating Rate High Income Fund (a)	12	111
Fidelity Series High Income Fund (a)	74	616
Fidelity Series International Developed Markets Bond Index Fund (a)	517	4,433
Fidelity Series Investment Grade Bond Fund (a)	2,329	23,709
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,197	7,479
Fidelity Series Real Estate Income Fund (a)	22	219
TOTAL BOND FUNDS (Cost $41,671)		41,732

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.42% (a)(b)	1,222	1,222
Fidelity Series Short-Term Credit Fund (a)	31	300
TOTAL SHORT-TERM FUNDS (Cost $1,520)		1,522

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $110,064)	115,019
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	115,029

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	100,000	100,000	12	-	-	-	0.0%
Total	-	100,000	100,000	12	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,364	-	-	-	17	4,381
Fidelity Series All-Sector Equity Fund	-	1,265	23	-	-	73	1,315
Fidelity Series Blue Chip Growth Fund	-	3,451	173	-	3	283	3,564
Fidelity Series Canada Fund	-	2,377	103	-	-	177	2,451
Fidelity Series Commodity Strategy Fund	-	1,112	249	-	(2)	(9)	852
Fidelity Series Emerging Markets Debt Fund	-	582	-	4	-	6	588
Fidelity Series Emerging Markets Debt Local Currency Fund	-	186	-	-	-	10	196
Fidelity Series Emerging Markets Fund	-	1,190	135	-	(1)	121	1,175
Fidelity Series Emerging Markets Opportunities Fund	-	10,657	994	-	(7)	1,045	10,701
Fidelity Series Floating Rate High Income Fund	-	111	1	1	-	1	111
Fidelity Series Government Money Market Fund 4.42%	-	1,223	1	6	-	-	1,222
Fidelity Series Growth Company Fund	-	6,320	108	-	-	412	6,624
Fidelity Series High Income Fund	-	617	6	4	-	5	616
Fidelity Series International Developed Markets Bond Index Fund	-	4,488	-	18	-	(55)	4,433
Fidelity Series International Growth Fund	-	5,926	136	-	(1)	381	6,170
Fidelity Series International Small Cap Fund	-	1,637	45	-	-	94	1,686
Fidelity Series International Value Fund	-	5,984	314	-	2	462	6,134
Fidelity Series Intrinsic Opportunities Fund	-	1,949	241	-	2	117	1,827
Fidelity Series Investment Grade Bond Fund	-	24,027	443	104	(13)	138	23,709
Fidelity Series Large Cap Stock Fund	-	5,997	117	-	-	465	6,345
Fidelity Series Large Cap Value Index Fund	-	1,890	9	-	-	90	1,971
Fidelity Series Long-Term Treasury Bond Index Fund	-	7,592	42	25	(1)	(70)	7,479
Fidelity Series Opportunistic Insights Fund	-	3,748	35	-	-	203	3,916
Fidelity Series Overseas Fund	-	5,940	152	-	(2)	377	6,163
Fidelity Series Real Estate Income Fund	-	329	121	-	4	7	219
Fidelity Series Short-Term Credit Fund	-	298	-	1	-	2	300
Fidelity Series Small Cap Discovery Fund	-	582	16	-	-	55	621
Fidelity Series Small Cap Opportunities Fund	-	1,921	43	-	1	167	2,046
Fidelity Series Stock Selector Large Cap Value Fund	-	4,202	32	-	-	257	4,427
Fidelity Series Value Discovery Fund	-	3,680	27	-	-	124	3,777
	-	113,645	3,566	163	(15)	4,955	115,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	37,285	37,285	-	-

International Equity Funds	34,480	34,480	-	-

Bond Funds	41,732	41,732	-	-

Short-Term Funds	1,522	1,522	-	-
Total Investments in Securities:	115,019	115,019	-	-
Fidelity Simplicity RMD 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $110,064)	$115,019

Total Investment in Securities (cost $110,064)		$115,019
Cash		12
Receivable for investments sold		1,257
Total assets		116,288
Liabilities
Payable for investments purchased	$1,202
Accrued management fee	57
Total Liabilities		1,259
Net Assets		$115,029
Net Assets consist of:
Paid in capital		$110,070
Total accumulated earnings (loss)		4,959
Net Assets		$115,029
Net Asset Value , offering price and redemption price per share ($115,029 ÷ 10,965 shares)		$10.49

Statement of Operations
		For the period December 15, 2022 (commencement of operations) through January 31, 2023 (Unaudited)
Investment Income
Dividends (including $163 earned from affiliated issuers)		$163
Income from Fidelity Central Funds		12
Total Income		175
Expenses
Management fee	$86
Total Expenses		86
Net Investment income (loss)		89
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(15)
Total net realized gain (loss)		(15)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,955
Total change in net unrealized appreciation (depreciation)		4,955
Net gain (loss)		4,940
Net increase (decrease) in net assets resulting from operations		$5,029
Statement of Changes in Net Assets

For the period December 15, 2022 (commencement of operations) through January 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89
Net realized gain (loss)	(15)
Change in net unrealized appreciation (depreciation)	4,955
Net increase (decrease) in net assets resulting from operations	5,029
Distributions to shareholders	(70)
Share transactions
Proceeds from sales of shares	110,000
Reinvestment of distributions	70
Net increase (decrease) in net assets resulting from share transactions	110,070
Total increase (decrease) in net assets	115,029

Net Assets
Beginning of period	-
End of period	$115,029

Other Information
Shares
Sold	10,958
Issued in reinvestment of distributions	7
Redeemed	-
Net increase (decrease)	10,965

Financial Highlights
Fidelity Simplicity RMD 2030 Fund

Six months ended (Unaudited) January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.009
Net realized and unrealized gain (loss)	.488
Total from investment operations	.497
Distributions from net investment income	(.007)
Total distributions	(.007)
Net asset value, end of period	$10.49
Total Return D	4.97%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.65% G,H
Expenses net of fee waivers, if any	.65% G,H
Expenses net of all reductions	.65% G,H
Net investment income (loss)	.68% G
Supplemental Data
Net assets, end of period (000 omitted)	$115
Portfolio turnover rate I	3%

A For the period December 15, 2022 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$39,291,291	$537,124	$(3,274,580)	$(2,737,456)
Fidelity Simplicity RMD 2010 Fund	11,191,721	203,481	(987,131)	(783,650)
Fidelity Simplicity RMD 2015 Fund	26,157,903	636,198	(2,536,642)	(1,900,444)
Fidelity Simplicity RMD 2020 Fund	57,939,607	1,619,762	(5,902,718)	(4,282,956)
Fidelity Simplicity RMD 2025 Fund	12,182,638	329,347	(1,403,236)	(1,073,889)
Fidelity Simplicity RMD 2030 Fund	110,081	5,102	(164)	4,938

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Simplicity RMD Income Fund	$(50,173)
Fidelity Simplicity RMD 2010 Fund	(26,809)
Fidelity Simplicity RMD 2020 Fund	(197,942)
Fidelity Simplicity RMD 2025 Fund	(164,688)

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	4,463,342	6,830,769
Fidelity Simplicity RMD 2010 Fund	1,378,830	1,954,471
Fidelity Simplicity RMD 2015 Fund	3,842,399	5,474,136
Fidelity Simplicity RMD 2020 Fund	8,983,073	11,583,817
Fidelity Simplicity RMD 2025 Fund	2,975,229	2,466,302
Fidelity Simplicity RMD 2030 Fund	113,645	3,566

5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.49%
Fidelity Simplicity RMD 2015 Fund	.53%
Fidelity Simplicity RMD 2020 Fund	.57%
Fidelity Simplicity RMD 2025 Fund	.61%
Fidelity Simplicity RMD 2030 Fund	.66%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund
Fidelity Simplicity RMD Income Fund	4,050,355	286,682
Fidelity Simplicity RMD 2010 Fund	1,122,865	65,739
Fidelity Simplicity RMD 2015 Fund	2,210,765	101,629
Fidelity Simplicity RMD 2020 Fund	4,135,488	188,898
Fidelity Simplicity RMD 2025 Fund	580,441	8,469

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Simplicity RMD Income Fund	$1	$70
Fidelity Simplicity RMD 2010 Fund	-	72
Fidelity Simplicity RMD 2015 Fund	-	70
Fidelity Simplicity RMD 2020 Fund	1	69
Fidelity Simplicity RMD 2025 Fund	-	72

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Simplicity RMD 2030 Fund	91%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023) for each fund, with the exception of Fidelity Simplicity RMD 2030 Fund and for the period (December 15, 2022 to January 31, 2023) for Fidelity Simplicity RMD 2030 Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2023	Expenses Paid During Period

Fidelity Simplicity RMD Income Fund℠	.46%
Actual		$ 1,000	$ 995.50	$ 2.31 C
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.35 D

Fidelity Simplicity RMD 2010 Fund℠	.49%
Actual		$ 1,000	$ 1,000.20	$ 2.47 C
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.50 D

Fidelity Simplicity RMD 2015 Fund℠	.53%
Actual		$ 1,000	$ 1,004.10	$ 2.68 C
Hypothetical- B		$ 1,000	$ 1,022.53	$ 2.70 D

Fidelity Simplicity RMD 2020 Fund℠	.57%
Actual		$ 1,000	$ 1,008.00	$ 2.88 C
Hypothetical- B		$ 1,000	$ 1,022.33	$ 2.91 D

Fidelity Simplicity RMD 2025 Fund℠	.61%
Actual		$ 1,000	$ 1,013.30	$ 3.10 C
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11 D

Fidelity Simplicity RMD 2030 Fund	.65%
Actual		$ 1,000	$ 1,049.70	$ .88 C
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period) for each fund, with the exception of Fidelity Simplicity RMD 2030 Fund and multiplied by 48 / 365 (to reflect the period December 15, 2022 to January 31, 2023) for Fidelity Simplicity RMD 2030 Fund.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three‑, and five-year periods (for Simplicity RMD 2025 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year, as applicable.

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

Fidelity Simplicity RMD 2025 Fund

Fidelity Simplicity RMD Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that, as discussed below, the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of each fund (including expenses of the Series Funds) ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD 2030 Fund

At its September 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other horizon date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's proposed class-level management fee rates, which will cover most expenses of the top-level fund and underlying Fidelity funds in which the fund invests (Series Funds). In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio (including acquired fund fees and expenses) of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability . The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.

Economies of Scale . The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881722.105
SRD-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023